UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

DAILY INCOME FUND
Portfolio of Investments
September 30, 2014
(Unaudited)
	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
COMMERCIAL PAPER (71.1% of portfolio)
Abbott Laboratories (a)	0.10	12/15/14	4,000,000	$ 3,999,167
Air Liquide US LLC (a)	0.11	10/23/14	4,050,000	4,049,728
Air Products & Chemicals Inc. (a)	0.09	11/21/14	4,000,000	3,999,490
American Honda Finance Corp.	0.13	10/08/14	1,000,000	999,975
American Honda Finance Corp.	0.11	10/08/14	6,000,000	5,999,872
American Honda Finance Corp.	0.11	11/06/14	3,250,000	3,249,642
BMW US Capital LLC (a)	0.11	10/14/14	2,000,000	1,999,920
BMW US Capital LLC (a)	0.11	11/03/14	6,000,000	5,999,395
Chevron Corp. (a)	0.09	10/08/14	1,000,000	999,983
Chevron Corp. (a)	0.10	10/10/14	3,000,000	2,999,925
Chevron Corp. (a)	0.09	11/25/14	2,000,000	1,999,725
Chevron Corp. (a)	0.10	12/18/14	3,000,000	2,999,350
Coca-Cola Co. (a)	0.11	10/06/14	2,500,000	2,499,962
Coca-Cola Co. (a)	0.12	11/05/14	2,500,000	2,499,708
Coca-Cola Co. (a)	0.13	11/20/14	4,000,000	3,999,278
Conocophillips Qatar Funding Ltd. (a)	0.11	10/01/14	4,000,000	4,000,000
Conocophillips Qatar Funding Ltd. (a)	0.11	10/07/14	3,500,000	3,499,936
Conocophillips Qatar Funding Ltd. (a)	0.12	11/07/14	1,350,000	1,349,834
Conocophillips Qatar Funding Ltd. (a)	0.11	12/12/14	1,000,000	999,780
Essilor International SA (a)	0.12	01/07/15	5,000,000	4,998,367
General Electric Capital Corp.	0.12	10/29/14	2,500,000	2,499,767
General Electric Capital Corp.	0.12	11/04/14	2,500,000	2,499,717
General Electric Capital Corp.	0.17	03/04/15	3,000,000	2,997,818
Google Inc. (a)	0.10	10/22/14	3,000,000	2,999,825
Honeywell International (a)	0.12	10/21/14	4,000,000	3,999,733
Honeywell International (a)	0.10	12/04/14	1,400,000	1,399,751
International Business Machines Corp. (a)	0.10	12/04/14	2,500,000	2,499,555
International Business Machines Corp. (a)	0.11	12/05/14	3,500,000	3,499,336
International Business Machines Corp. (a)	0.10	12/19/14	3,000,000	2,999,342
L'Oreal USA, Inc. (a)	0.08	11/05/14	5,000,000	4,999,611
L'Oreal USA, Inc. (a)	0.08	11/07/14	2,500,000	2,499,794
Nestle Capital Corp. (a)	0.14	10/02/14	1,000,000	999,996
PACCAR Financial Corp.	0.08	10/06/14	2,000,000	1,999,978
PACCAR Financial Corp.	0.10	10/07/14	1,500,000	1,499,975
PACCAR Financial Corp.	0.12	11/13/14	2,000,000	1,999,713
PACCAR Financial Corp.	0.11	12/18/14	1,000,000	999,762
Procter & Gamble Co. (a)	0.10	10/16/14	2,000,000	1,999,917
Procter & Gamble Co. (a)	0.09	10/28/14	1,000,000	999,932
Procter & Gamble Co. (a)	0.11	01/12/15	3,000,000	2,999,056
Procter & Gamble Co. (a)	0.14	02/03/15	2,000,000	1,999,028
Total Capital Canada, Ltd. (a)	0.11	11/24/14	5,000,000	4,999,175
Total Capital Canada, Ltd. (a)	0.11	11/26/14	3,000,000	2,999,487
Toyota Motor Credit Corp.	0.10	10/06/14	2,000,000	1,999,972
Toyota Motor Credit Corp.	0.13	10/09/14	3,000,000	2,999,913
Toyota Motor Credit Corp.	0.12	10/22/14	4,000,000	3,999,720
Toyota Motor Credit Corp.	0.12	10/23/14	1,000,000	999,927
Unilever NV (a)	0.11	10/08/14	3,000,000	2,999,936
Unilever NV (a)	0.10	12/12/14	2,000,000	1,999,600
Wells Fargo & Co.	0.11	10/07/14	5,000,000	4,999,908
Wells Fargo & Co.	0.14	10/10/14	4,000,000	3,999,860
Total Commercial Paper (Cost $143,532,141)				143,532,141

DAILY INCOME FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
U.S. GOVERNMENT OBLIGATIONS (18.9% of portfolio)
U.S. Treasury Note	0.50%	10/15/14	3,000,000	$ 3,000,515
U.S. Treasury Note	0.25	10/31/14	5,000,000	5,000,832
U.S. Treasury Note	4.25	11/15/14	6,000,000	6,030,731
U.S. Treasury Note	2.13	11/30/14	4,000,000	4,013,587
U.S. Treasury Note	0.25	12/15/14	4,000,000	4,001,610
U.S. Treasury Note	2.25	01/31/15	4,000,000	4,029,154
U.S. Treasury Note	4.00	02/15/15	2,000,000	2,029,328
U.S. Treasury Note	0.25	02/28/15	5,000,000	5,003,918
U.S. Treasury Note	2.38	02/28/15	5,000,000	5,048,029
Total U.S. Government Obligations (Cost $38,157,704)				38,157,704

			Shares
MONEY MARKET ACCOUNT (10.0% of portfolio)
State Street Institutional Liquid Reserves Fund (Premier Class)	0.09	(b)	20,079,595	20,079,595
Total Money Market Account (Cost $20,079,595)				20,079,595

TOTAL INVESTMENTS IN SECURITIES (Cost $201,769,440) - 100%				$ 201,769,440

(a)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid under  criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $99,786,622 and represents 49.5% of total investments.

(b) 7-day yield at September 30, 2014.

At September 30, 2014, the cost of investment securities for tax purposes was $201,769,440.  There were no unrealized gains or losses.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$143,532,141	$-	$143,532,141
U.S. Government Obligations	$-	$38,157,704	$-	$38,157,704
Cash Equivalents	$20,079,595	$-	$-	$20,079,595
	$20,079,595	$181,689,845	$-	$201,769,440

There were no transfers between levels during the period ended September 30, 2014.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (18.1% of portfolio)
Ally Bank	0.95%		09/25/15	$ 250,000	$ 250,739
Altitude Investments 17 LLC	2.68		11/08/25	944,786	932,616
American Express Centurion Bank	1.40		10/06/14	250,000	250,022
Banco Bilbao Vizcaya Argentaria Puerto Rico	1.50		04/20/17	150,000	150,071
Bank of China NY	0.95		12/31/14	250,000	250,304
Bank of India NY	0.60		12/31/14	250,000	250,090
Barclays Bank Delaware	0.00	(c)	05/27/15	175,000	170,363
Comenity Capital Bank	0.75		02/25/16	250,000	249,682
Discover Bank	1.05		09/26/16	250,000	248,173
Ethiopian Leasing (2012) LLC	2.68		07/30/25	187,545	188,568
FirstBank Puerto Rico	0.70		11/30/15	250,000	249,953
Goldman Sachs Bank USA	1.50		11/24/14	250,000	250,373
Lulwa Ltd.	1.83		03/26/25	886,834	854,936
Mexican Aircraft Finance IV	2.54		07/13/25	464,013	463,355
Micron Semiconductor Asia PTE LTD	1.26		01/15/19	1,656,000	1,653,743
National Republic Bank of Chicago	1.20		07/25/16	135,000	135,063
Petroleos Mexicanos	2.00		12/20/22	850,000	842,699
Safina LTD	2.00		12/30/23	1,644,804	1,618,420
Sandalwood 2013 LLC	2.82		02/12/26	624,351	629,807
Sayarra LTD	2.77		10/29/21	34,662	35,559
State Bank of India NY	0.60		12/23/14	250,000	250,082
Tagua Leasing LLC	1.90		07/12/24	848,721	827,897
Tagua Leasing LLC	1.73		09/18/24	848,328	818,002
Union 11 Leasing LLC	2.41		01/23/24	814,269	815,601
Union 16 Leasing LLC	1.86		01/22/25	886,155	858,698
VRG Linhas Aéreas SA	0.62		02/14/16	750,000	749,495
Wells Fargo Bank	0.73	(a)	04/29/16	100,000	99,500
Total Corporate Bonds (Cost $14,248,212)					14,093,811

MORTGAGE-BACKED SECURITIES (4.7% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	376,358	382,028
GNMA #2602	6.00		06/20/28	29,202	32,988
GNMA #8004	1.63	(a)	07/20/22	15,938	16,477
GNMA #8006	1.63	(a)	07/20/22	15,407	15,766
GNMA #8038	1.63	(a)	08/20/22	9,431	9,652
GNMA #8040	2.00	(a)	08/20/22	23,678	24,785
GNMA #8054	1.63	(a)	10/20/22	5,979	5,991
GNMA #8076	1.63	(a)	11/20/22	9,038	9,254
GNMA #8102	4.00	(a)	02/20/16	622	642
GNMA #8103	4.00	(a)	02/20/16	3,317	3,398
GNMA #8157	1.63	(a)	03/20/23	14,810	15,160
GNMA #8191	1.63	(a)	05/20/23	28,479	29,499
GNMA #8215	2.00	(a)	04/20/17	1,143	1,173
GNMA #8259	1.63	(a)	08/20/23	7,728	7,914
GNMA #8297	4.00	(a)	12/20/17	4,572	4,760
GNMA #8332	3.50	(a)	03/20/18	2,539	2,634
GNMA #8344	3.50	(a)	04/20/18	8,593	8,914
GNMA #8384	1.63	(a)	03/20/24	4,426	4,540
GNMA #8393	4.00	(a)	08/20/18	3,904	4,044
GNMA #8400	2.00	(a)	08/20/18	5,627	5,815
GNMA #8405	4.00	(a)	09/20/18	5,116	5,301
GNMA #8423	1.63	(a)	05/20/24	5,237	5,430
GNMA #8429	4.00	(a)	11/20/18	5,428	5,640
GNMA #8459	1.63	(a)	07/20/24	8,194	8,416
GNMA #8499	3.00	(a)	05/20/19	5,200	5,213
GNMA #8518	1.63	(a)	10/20/24	8,088	8,366
GNMA #8532	2.50	(a)	10/20/24	10,757	11,342
GNMA #8591	1.63	(a)	02/20/25	22,085	23,022
GNMA #8638	1.63	(a)	06/20/25	10,356	10,731
GNMA #8648	1.63	(a)	07/20/25	18,026	18,088
GNMA #8663	2.00	(a)	07/20/25	12,917	13,433
GNMA #8680	3.50	(a)	08/20/20	7,880	8,210
GNMA #8687	2.50	(a)	08/20/25	3,440	3,531
GNMA #8702	3.00	(a)	10/20/20	4,229	4,373

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE-BACKED SECURITIES - continued
GNMA #8747	1.63	%(a)	11/20/25	$ 8,023	$ 8,258
GNMA #8807	1.63	(a)	07/20/21	8,721	9,012
GNMA #8836	1.63	(a)	09/20/21	8,968	9,270
GNMA #8847	1.63	(a)	04/20/26	10,765	11,066
GNMA #8869	1.63	(a)	11/20/21	27,241	27,849
GNMA #8873	2.50	(a)	11/20/21	13,758	14,130
GNMA #8877	1.63	(a)	05/20/26	2,519	2,609
GNMA #8883	1.63	(a)	12/20/21	9,444	9,652
GNMA #8915	1.63	(a)	02/20/22	9,221	9,421
GNMA #8934	1.63	(a)	03/20/22	16,659	17,099
GNMA #8978	1.63	(a)	05/20/22	40,534	41,402
GNMA #80053	1.63	(a)	03/20/27	2,268	2,336
GNMA #80058	1.63	(a)	04/20/27	2,121	2,201
GNMA #80185	1.63	(a)	04/20/28	21,032	21,673
GNMA #80264	1.63	(a)	03/20/29	16,725	17,337
GNMA #80283	1.63	(a)	05/20/29	14,628	15,090
GNMA #80300	1.63	(a)	07/20/29	13,538	14,000
GNMA #80309	1.63	(a)	08/20/29	6,266	6,479
GNMA #80363	1.63	(a)	01/20/30	44,607	46,104
GNMA #80426	1.63	(a)	07/20/30	1,887	1,961
GNMA #80452	1.63	(a)	09/20/30	13,012	13,522
GNMA #80475	1.63	(a)	12/20/30	16,134	16,196
GNMA #80577	1.63	(a)	02/20/32	2,774	2,872
GNMA #80684	1.63	(a)	04/20/33	9,757	10,162
GNMA #81129	2.13	(a)	10/20/34	206,513	207,565
GNMA #583189	4.50		02/20/17	15,217	16,057
GNMA #607494	5.00		04/15/19	13,325	14,196
GNMA #616274	5.00		02/15/19	11,801	12,556
GNMA 2001-53	5.50		10/20/31	4,284	4,352
GNMA 2001-53	0.50	(a)	10/20/31	790	791
GNMA 2002-15	5.50		11/20/31	7,320	7,420
GNMA 2002-20	4.50		03/20/32	15,232	16,435
GNMA 2003-11	4.00		10/17/29	22,804	24,065
GNMA 2003-12	4.50		02/20/32	5,261	5,378
GNMA 2003-26	0.60	(a)	04/16/33	6,504	6,543
GNMA 2003-97	4.50		03/20/33	22,999	24,179
GNMA 2004-17	4.50		12/20/33	58,979	62,947
GNMA 2004-102	5.50		04/20/34	44,828	48,579
GNMA 2010-113	2.50		02/16/40	372,427	376,257
GNMA 2012-143	1.50		12/16/27	810,205	787,345
GNMA 2013-131	0.50	(a)	09/16/43	420,990	420,329
GNMA #MA0668	2.00		12/20/27	221,974	220,017
NCUA Guaranteed Notes 2010-C1	1.60		10/29/20	392,087	393,400
Total Mortgage-Backed Securities (Cost $3,646,236)					3,694,642

ASSET-BACKED SECURITIES (0.4% of portfolio)
Small Business Administration 98-20D	6.15		04/01/18	8,197	8,554
Small Business Administration 98-20E	6.30		05/01/18	9,233	9,717
Small Business Administration 98-20H	6.15		08/01/18	3,754	3,934
Small Business Administration 99-20D	6.15		04/01/19	13,387	14,155
Small Business Administration 04-20B	4.72		02/01/24	36,132	38,375
Small Business Administration 04-20C	4.34		03/01/24	54,806	57,320
Small Business Administration 05-10E	4.54		09/01/15	4,260	4,323
Small Business Administration Pool # 100075	3.50		05/25/19	17,855	18,210
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	7,251	7,238
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	2,025	2,047
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	17,637	17,682
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	3,932	3,893
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	4,148	4,128
Small Business Investment Companies 02-20K	5.08		11/01/22	15,226	16,327

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Interest
	Rate/		Maturity	Face
	Yield		Date	Amount	Value
ASSET-BACKED SECURITIES - continued
Small Business Investment Companies 05-10B	4.94%		09/10/15	$ 48,213	$ 49,347
Small Business Investment Companies 05-P10A	4.64		02/10/15	16,795	17,030
Small Business Investment Companies 07-10A	5.38		03/10/17	11,988	12,789
Total Asset-Backed Securities (Cost $269,166)					285,069

MUNICIPAL BONDS (4.4% of portfolio)
Carmel, Indiana Redevelopment District	7.80		01/15/29	500,000	561,265
Cook County, Illinois Community Consolidated School District	0.00	(c)	12/01/15	1,050,000	1,045,380
DuPage & Cook County Illinois Community School District	5.25		01/01/26	110,000	116,772
Illinois Housing Development Authority, Illinois	4.13		10/20/16	500,000	516,490
Jefferson County Colorado	0.00	(c)	03/01/16	200,000	198,904
Rio Rancho, New Mexico New Event Center	5.00		06/01/20	1,000,000	1,031,410
Total Municipal Bonds (Cost $3,496,045)					3,470,221

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (67.8% of portfolio)
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,736,663
National Archives Facility Trust	8.50		09/01/19	28,847	34,012
Overseas Private Investment Corp.	0.61	(e)	12/22/15	1,500,000	1,517,103
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,185,842
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,674,618
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	1,037,451
Overseas Private Investment Corp.	1.32	(d)	02/19/18	3,050,000	3,056,616
Overseas Private Investment Corp.	1.55	(e)	03/15/18	3,600,000	3,789,180
Overseas Private Investment Corp.	0.68	(e)	04/30/18	2,000,000	2,029,080
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,085,749
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,322,764
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,131,152
Overseas Private Investment Corp.	0.78	(e)	07/07/19	1,000,000	1,018,086
Overseas Private Investment Corp.	2.53	(e)	07/07/19	1,000,000	1,128,800
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	1,988,434
Overseas Private Investment Corp.	1.34	(e)	11/20/19	2,000,000	2,079,380
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	964,750
Overseas Private Investment Corp.	3.37		05/15/21	811,340	860,191
Overseas Private Investment Corp.	2.07		05/15/21	849,400	843,295
Overseas Private Investment Corp.	2.51		05/15/25	2,300,000	2,288,506
Philippine Power Trust I (b)	5.40		09/26/18	267,857	286,682
Private Export Funding Corp.	2.53		07/15/16	500,000	512,508
The Financing Corp.	0.00	(c)	10/06/17	500,000	479,285
The Financing Corp.	0.00	(c)	02/08/18	500,000	474,590
U.S. Department of Housing and Urban Development	7.91		08/01/17	37,000	37,189
U.S. Department of Housing and Urban Development	5.77		08/01/17	600,000	601,990
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,049,954
U.S. Department of Housing and Urban Development	7.93		08/01/18	80,000	79,960
U.S. Department of Housing and Urban Development	5.45		08/01/19	800,000	864,876
U.S. Department of Housing and Urban Development	6.07		08/01/21	360,000	361,688
U.S. Department of Housing and Urban Development	6.12		08/01/22	793,000	798,498
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	535,777
United States Treasury Note	2.38		02/28/15	1,500,000	1,514,355
United States Treasury Note	1.50		06/30/16	1,000,000	1,017,617
United States Treasury Note	1.00		08/31/16	1,000,000	1,008,008
United States Treasury Note	0.75		01/15/17	500,000	499,727
United States Treasury Note	0.75		03/15/17	1,000,000	998,125
United States Treasury Note	0.88		06/15/17	1,000,000	997,734
United States Treasury Note	1.88		08/31/17	1,500,000	1,535,038
United States Treasury Note	1.00		09/15/17	1,000,000	998,515
United States Treasury Note	1.38		09/30/18	1,000,000	994,062
United States Treasury Note	1.63		04/30/19	500,000	498,242
Total U.S. Government and Agency Obligations (Cost $52,654,653)					52,916,092

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Interest			Face
	Rate/		Maturity	Amount/
	Yield		Date	Shares	Value

COMMERCIAL PAPER (4.6% of portfolio)
Northwestern Corp (b)	0.22%		10/01/14	$3,587,000	$ 3,587,000
Total Commercial Paper (Cost $3,587,000)					3,587,000

MONEY MARKET ACCOUNT (Less than 0.1% of portfolio)
State Street Institutional Liquid Reserves Fund (Premier Class)	0.09	(f)		28	$ 28
Total Money Market Account (Cost $28)					28

TOTAL INVESTMENTS IN SECURITIES (Cost $77,901,340) - 100%					$78,046,863

(a) Variable coupon rate as of September 30, 2014.
   (b)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $4,255,710 and represents 5.5% of total investments.

(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at September 30, 2014.

At September 30, 2014, the cost of investment securities for tax purposes was $77,901,340.  Net unrealized appreciation of investment securities was $145,523 consisting of unrealized gains of $546,086 and unrealized losses of $400,563.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$52,916,092	$-	$52,916,092
Corporate Bonds	$-	$14,093,811	$-	$14,093,811
Mortgage-Backed Securities	$-	$3,694,642	$-	$3,694,642
Commercial Paper	$-	$3,587,000	$-	$3,587,000
Municipal Bonds	$-	$3,470,221	$-	$3,470,221
Asset-Backed Securities	$-	$285,069	$-	$285,069
Cash Equivalents	$28	$-	$-	$28
	$28	$78,046,835	$-	$78,046,863

There were no transfers between levels during the period ended September 30, 2014.

SHORT-TERM BOND FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (23.0% of portfolio)
CONSUMER DISCRETIONARY - 0.2%
Media
ABC Inc.	8.75%		08/15/21	$ 810,000	$ 1,080,140
Total Consumer Discretionary					1,080,140

CONSUMER STAPLES - 0.7%
Beverages
Pepsico Inc.	0.70		02/26/16	525,000	526,101
Pepsico Inc.	0.44	(a)	02/26/16	525,000	526,044
Food and Staples Retailing
Sysco Corp.	1.45		10/02/17	165,000	165,236
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,180,285
Personal Products
Colgate-Palmolive Co.	0.90		05/01/18	550,000	537,464
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,015,995
Total Consumer Staples					3,951,125

ENERGY - 0.8%
Oil, Gas, & Consumable Fuels
Chevron Corp.	0.89		06/24/16	2,075,000	2,083,607
Chevron Corp.	1.10		12/05/17	475,000	470,488
Chevron Corp.	1.72		06/24/18	975,000	975,512
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,049,867
Total Energy					4,579,474

FINANCIALS - 5.8%
Banks
Bank of America NA	0.51	(a)	06/15/16	2,025,000	2,017,864
Bank of America NA	0.53	(a)	06/15/17	1,550,000	1,539,362
Credit Suisse New York	1.23	(a)	09/13/16	1,980,000	1,983,859
JP Morgan Chase Bank NA	0.56	(a)	06/13/16	12,625,000	12,619,723
Key Bank NA	7.41		10/15/27	1,050,000	1,092,038
Landesbank Baden-Wuerttemberg NY	5.05		12/30/15	7,650,000	7,983,471
Union Bank NA	5.95		05/11/16	525,000	563,599
WestLB AG, NY	4.80		07/15/15	275,000	280,966
Capital Markets
Morgan Stanley	4.10		01/26/15	700,000	707,873
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,410,733
Consumer Finance
General Electric Capital Corp.	1.04	(a)	12/20/17	1,100,000	1,113,519
Real Estate Management & Development
Fishers Lane LLC (b)	2.03		04/05/17	750,000	749,925
Total Financials					33,062,932

HEALTH CARE - 1.0%
Health Care Equipment & Supplies
Baxter International Inc.	0.40	(a)	12/11/14	825,000	825,241
Baxter International Inc.	0.95		06/01/16	825,000	827,595
Baxter International Inc.	1.85		01/15/17	2,250,000	2,282,771
Health Care Providers & Services
UnitedHealth Group Inc.	0.85		10/15/15	550,000	551,628
Pharmaceuticals
Eli Lilly and Co.	6.57		01/01/16	1,025,000	1,100,383
Total Health Care					5,587,618

INDUSTRIALS - 2.2%
Aerospace & Defense
General Dynamics Corp.	1.38		01/15/15	775,000	777,490

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Rockwell Collins Inc.	0.58	%(a)	12/15/16	$1,175,000	$ 1,174,242
Industrial Conglomerates
General Electric Co.	0.85		10/09/15	550,000	552,360
General Electric Co.	5.25		12/06/17	3,900,000	4,327,206
Machinery
Caterpillar Inc.	1.50		06/26/17	500,000	503,126
United Technologies Corp.	0.00	(a)	01/00/00	-	-
Road & Rail
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	649,180	695,434
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	106,993	116,745
Consolidated Rail Corp.	6.76		05/25/15	11,896	12,113
CSX Transportation Inc.	9.00		05/15/15	575,000	602,352
Skyway Concession Co. LLC (b)	0.51	(a)	06/30/17	3,825,000	3,633,750
Union Pacific Railroad Co.	6.85		01/02/19	34,645	38,385
Total Industrials					12,433,203

INFORMATION TECHNOLOGY - 3.9%
Communications Equipment
Cisco Systems Inc.	0.51	(a)	03/03/17	1,650,000	1,655,541
Cisco Systems Inc.	1.10		03/03/17	600,000	599,543
Technology Hardware, Storage & Peripherals
Intel Corp.	1.35		12/15/17	950,000	947,002
Apple Inc.	1.00		05/03/18	8,150,000	7,950,243
Apple Inc.	1.05		05/05/17	1,650,000	1,644,497
Apple Inc.	2.10		05/06/19	2,100,000	2,101,083
IT Services
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	1,012,179
Software
Microsoft Corp.	0.88		11/15/17	250,000	246,983
Microsoft Corp.	1.00		05/01/18	900,000	883,072
Microsoft Corp.	1.63		12/06/18	675,000	671,532
Oracle Corp.	0.43	(a)	07/07/17	4,600,000	4,605,046
Total Information Technology					22,316,721

MATERIALS - 1.2%
Chemicals
PetroLogistics LP	6.25		04/01/20	6,590,000	7,249,000
Total Materials					7,249,000

UTILITIES - 5.6%
Electric Utilities
Ameren Illinois Co.	6.25		04/01/18	450,000	512,118
Ameren Illinois Co.	6.20		06/15/16	5,000,000	5,414,825
Connecticut Light & Power Co.	5.75		09/01/17	325,000	361,365
Duke Energy Indiana Inc.	0.58	(a)	07/11/16	1,450,000	1,455,900
Entergy Louisiana LLC	1.88		12/15/14	1,800,000	1,805,657
Georgia Power Co.	0.55	(a)	03/15/16	850,000	850,077
Georgia Power Co.	0.63	(a)	08/15/16	4,100,000	4,099,975
Gulf Power Co.	5.90		06/15/17	9,250,000	10,288,618
Idaho Power Corp.	6.03		07/15/18	925,000	1,046,168
Public Service Company of New Hampshire	4.50		12/01/19	2,575,000	2,825,985
Southern California Edison Co.	1.13		05/01/17	325,000	323,881
Gas Utillities
Questar Corp.	2.75		02/01/16	2,825,000	2,889,079
Total Utilities					31,873,648

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services
AT&T Inc.	0.80%		12/01/15	$ 675,000	$ 675,804
AT&T Inc.	0.90		02/12/16	6,425,000	6,432,202
Southwestern Bell Telephone Co.	7.00		07/01/15	525,000	549,782
Wireless Telecommunication Services
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,355,635
Total Telecommunication Services					9,013,423
Total Corporate Bonds (Cost $130,149,319)					131,147,284

YANKEE BONDS (8.2% of portfolio)
African Development Bank	6.88		10/15/15	4,825,000	5,095,576
BAA Funding Ltd. (b)	2.50		06/25/17	275,000	278,442
Canadian National Railway Co.	7.20		01/02/16	1,945,355	2,083,968
CNOOC Finance (2013) Ltd.	1.13		05/09/16	575,000	575,415
CNOOC Nexen Finance (2014) ULC	1.63		04/30/17	650,000	650,224
Commonwealth Bank of Australia (b)	1.48	(a)	03/31/17	800,000	801,956
Compagnie de Financement Foncier	0.19	(a)	03/22/17	2,100,000	2,058,162
Daimler Finance NA LLC (b)	0.83	(a)	01/09/15	400,000	400,471
Daimler Finance NA LLC (b)	1.25		01/11/16	1,175,000	1,182,896
Daimler Finance NA LLC (b)	1.38		08/01/17	400,000	398,166
Daimler Finance NA LLC (b)	0.58	(a)	08/01/17	775,000	774,780
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	520,429
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,197,702
Diageo Capital plc	0.63		04/29/16	1,375,000	1,372,541
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,829,988
France Telecom	2.13		09/16/15	825,000	835,244
GlaxoSmithKline Capital Corp.	0.70		03/18/16	925,000	925,546
Hydro-Quebec	6.27		01/03/26	80,000	99,324
Hypothekenbank Frankfurt International SA	0.17	(a)	07/12/16	930,000	901,464
ING Bank NV (b)	2.00		09/25/15	2,625,000	2,658,532
International Bank for Reconstruction and Development	0.00	(d)	02/15/15	820,000	818,485
Mitsubishi Corp.	2.75		09/16/15	300,000	305,250
Nexen Energy ULC	5.65		05/15/17	220,000	242,064
RIO Tinto Finance USA plc	0.78	(a)	06/19/15	1,975,000	1,980,050
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	907,702
Sinopec Group Overseas Development (2014) Ltd.(b)	1.75		04/10/17	1,075,000	1,071,399
Scottish Power Ltd.	5.38		03/15/15	4,675,000	4,770,174
Statoil ASA	1.95		11/08/18	325,000	326,250
Total Capital	3.00		06/24/15	900,000	917,310
Total Capital Canada Ltd.	0.61	(a)	01/15/16	1,175,000	1,180,145
Total Capital International SA	1.00		08/12/16	2,000,000	2,008,874
TransCanada PipeLines Ltd.	0.88		03/02/15	1,000,000	1,002,015
TransCanada PipeLines Ltd.	0.75		01/15/16	3,575,000	3,572,866
Vodafone Group plc	0.62	(a)	02/19/16	850,000	852,457
Volkswagen Group of America Finance LLC (b)	1.25		05/23/17	1,650,000	1,641,220
Volkswagen International Finance NV (b)	1.15		11/20/15	650,000	653,957
Total Yankee Bonds (Cost $46,545,722)					46,891,044

ASSET-BACKED SECURITIES (24.2% of portfolio)
Access Group Inc. 01	0.59	(a)	05/25/29	1,343,830	1,278,880
Access Group Inc. 04-A	0.49	(a)	04/25/29	738,151	732,198
Access Group Inc. 05-B	0.46	(a)	07/25/22	338,144	336,333
Ally Master Owner Trust 12-1	0.95	(a)	02/15/17	2,175,000	2,179,900
Ally Master Owner Trust 13-1	0.60	(a)	02/15/18	925,000	926,290
Ally Master Owner Trust 13-1	1.00		02/15/18	925,000	926,543
Ally Master Owner Trust 14-1	0.62	(a)	01/15/19	1,450,000	1,454,708
Ally Master Owner Trust 14-1	1.29		01/15/19	1,725,000	1,718,852
Ally Master Owner Trust 14-2	0.52	(a)	01/16/18	2,325,000	2,326,216

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET-BACKED SECURITIES - continued
Ally Master Owner Trust 14-3	1.33%		03/15/19	$1,500,000	$ 1,493,960
Ally Master Owner Trust 14-4	0.55	(a)	06/17/19	4,025,000	4,025,000
Ally Master Owner Trust 14-4	1.43		06/17/19	4,075,000	4,060,407
American Credit Acceptance Receivable 13-1 (b)	1.45		04/16/18	380,823	382,230
Axis Equipment Finance Receivables LLC 13-1 (b)	1.75		03/20/17	897,957	897,931
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	74,000	73,681
Capital Auto Receivables Asset Trust 14-2	0.91		04/20/17	7,600,000	7,611,636
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,750,000	1,721,692
CIT Marine Trust 99-A	6.25		11/15/19	32,173	32,401
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	184,029	182,196
College Loan Corp Trust 07-2	0.48	(a)	01/25/24	19,395,000	18,946,316
CPS Auto Trust 11-A (b)	2.82		04/16/18	187,487	188,790
CPS Auto Trust 11-B (b)	3.68		09/17/18	124,157	126,676
CPS Auto Trust 11-C (b)	4.21		03/15/19	218,378	224,068
CPS Auto Trust 12-A (b)	2.78		06/17/19	188,549	191,631
CPS Auto Trust 13-A (b)	1.31		06/15/20	789,743	788,559
CPS Auto Trust 13-B (b)	1.82		09/15/20	1,289,341	1,291,865
CPS Auto Trust 13-C (b)	1.64		04/16/18	2,170,542	2,180,693
CPS Auto Trust 13-D (b)	1.54		07/16/18	468,190	469,908
CPS Auto Trust 14-C (b)	1.31		02/15/19	3,400,000	3,400,955
Credit Acceptance Auto Loan Trust 12-2 (b)	2.21		09/15/20	550,000	556,189
Edlinc Student Loan Funding Trust 12-A (b)	3.19	(a)	10/01/25	4,813,899	4,719,840
Education Loan Asset Backed Trust 13-1 (b)	1.16	(a)	11/25/33	6,779,996	6,312,983
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	3,542,766	3,522,147
First Investors Auto Owner Trust 12-1A (b)	1.96		11/15/17	12,142	12,148
Flagship Credit Auto Trust 13-2 (b)	1.94		01/15/19	1,296,223	1,299,594
Ford Credit Floorplan Master Owner Trust 13-5	1.50		09/15/18	3,325,000	3,359,028
Ford Credit Floorplan Master Owner Trust 13-5	0.62	(a)	09/15/18	3,325,000	3,333,552
Ford Credit Floorplan Master Owner Trust 14-1	1.20		02/15/19	1,750,000	1,744,148
Ford Credit Floorplan Master Owner Trust 14-1	0.55	(a)	02/15/19	1,750,000	1,752,301
FRS I LLC 13-1 (b)	1.80		04/15/43	287,563	284,750
HLSS Servicer Advance Receivable 13-T5 (b)	1.98		08/15/46	1,375,000	1,381,188
HLSS Servicer Advance Receivable 13-T7 (b)	1.98		11/15/46	1,300,000	1,302,470
KeyCorp Student Loan Trust 00-A	0.55	(a)	05/25/29	1,105,423	1,073,063
KeyCorp Student Loan Trust 00-B	0.54	(a)	07/25/29	1,131,949	1,070,063
KeyCorp Student Loan Trust 04-A	0.54	(a)	10/28/41	1,314,858	1,303,489
KeyCorp Student Loan Trust 04-A	0.67	(a)	01/27/43	706,488	619,167
KeyCorp Student Loan Trust 05-A	0.63	(a)	09/27/40	595,784	516,085
KeyCorp Student Loan Trust 06-A	0.42	(a)	06/27/29	1,745,834	1,729,184
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	135,313	141,755
National Collegiate Student Loan Trust 04-1	0.49	(a)	06/25/27	1,673,630	1,657,458
National Collegiate Student Loan Trust 05-3	0.39	(a)	07/25/28	219,802	218,647
National Collegiate Student Loan Trust 06-1	0.34	(a)	05/25/26	256,848	255,054
New Residential Advance Receivables Trust 14-T2 (b)	2.38		03/15/47	1,500,000	1,502,850
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	2,300,000	2,300,720
SLC Student Loan Trust 06-A	0.53	(a)	07/15/36	3,275,000	3,150,308
SLC Student Loan Trust 06-A	0.68	(a)	07/15/36	6,250,000	5,584,294
SLM Student Loan Trust 03-A	0.67	(a)	09/15/20	3,057,930	3,040,096
SLM Student Loan Trust 03-B	0.63	(a)	03/15/22	5,120,876	5,115,638
SLM Student Loan Trust 04-A	0.43	(a)	03/16/20	420,939	419,997
SLM Student Loan Trust 04-B	0.43	(a)	06/15/21	693,941	690,147
SLM Student Loan Trust 04-B	0.56	(a)	03/15/24	5,275,000	5,029,433
SLM Student Loan Trust 05-A	0.37	(a)	12/15/20	27,691	27,662
SLM Student Loan Trust 05-A	0.43	(a)	06/15/23	3,550,000	3,445,357
SLM Student Loan Trust 06-A	0.37	(a)	06/15/22	66,712	66,659
SLM Student Loan Trust 06-A	0.42	(a)	12/15/23	2,050,000	2,027,817
SLM Student Loan Trust 07-A	0.35	(a)	09/15/25	1,921,462	1,902,681
Small Business Administration 02-20K	5.08		11/01/22	53,292	57,146

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Interest			Face
	Rate		Date	Amount	Value

ASSET-BACKED SECURITIES - continued
Small Business Administration 05-10E	4.54%		09/01/15	$ 10,650	$ 10,809
SNAAC Auto Receivables Trust 13-1 (b)	1.14		07/16/18	280,829	281,157
Springcastle Funding Asset-Backed Notes 14-A(b)	2.70		05/25/23	3,100,000	3,100,496
World Financial Network Credit Card Trust 13-B	0.91		03/16/20	2,075,000	2,073,591
Total Asset Backed Securities (Cost $135,026,410)					138,161,676

MORTGAGE-BACKED SECURITIES (3.8% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	144,637	130,071
ACE Securities Corp. 06-ASL1	0.44	(a)	02/25/36	434,155	170,026
ACE Securities Corp. 06-GP1	0.41	(a)	02/25/31	65,959	62,399
ACE Securities Corp. 06-SL1	0.48	(a)	09/25/35	150,664	95,180
Adjustable Rate Mortgage Trust 05-10	2.61	(a)	01/25/36	98,221	84,565
American Business Financial Services 02-1	7.01		12/15/32	75,831	73,819
American Home Mortgage Investment Trust 05-01	2.33	(a)	06/25/45	190,149	188,998
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	25,129	25,429
Amresco Residential Securities 98-1	7.57		10/25/27	61,332	70,846
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	163,906	128,646
Banc of America Funding Corp. 04-A	2.64	(a)	09/20/34	15,204	15,184
Banc of America Funding Corp. 05-G	4.80	(a)	10/20/35	380,115	367,907
Banc of America Funding Corp. 07-5	6.50		07/25/37	52,052	53,919
Banc of America Mortgage Securities Inc. 02-J	3.58	(a)	09/25/32	2,983	2,908
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	16,210	16,699
Banc of America Mortgage Securities Inc. 05-C	2.84	(a)	04/25/35	42,359	39,692
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	4,356,501
Bayview Financial Asset Trust 07-SR1A (b)	0.60	(a)	03/25/37	222,189	192,689
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.72	(a)	01/25/35	308,366	308,572
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.46	(a)	02/25/36	50,672	47,593
Bear Stearns ALT-A Trust 04-11	2.67	(a)	11/25/34	20,475	18,070
Bear Stearns ALT-A Trust 05-4	2.55	(a)	05/25/35	121,603	119,013
Bear Stearns ALT-A Trust 05-9	4.82	(a)	11/25/35	63,865	49,100
Bear Stearns ALT-A Trust 06-6	2.65	(a)	11/25/36	202,147	147,146
Bear Stearns Asset Backed Securities Trust 03-3	0.75	(a)	06/25/43	63,257	62,305
Bear Stearns Asset Backed Securities Trust 04-HE5	2.03	(a)	07/25/34	229,108	212,602
Bear Stearns Structured Products Inc., 00-1 (b)	7.39	(a)	08/28/33	3,819	3,458
CDC Mortgage Capital Trust 02-HE1	0.78	(a)	01/25/33	356,990	346,015
Chase Mortgage Finance Corp. 05-A1	4.84	(a)	12/25/35	16,093	15,464
Chaseflex Trust 05-2	6.00		06/25/35	122,011	113,088
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	18,708	18,833
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	268,906	281,445
Citigroup Mortgage Loan Trust, Inc. 05-7	2.30	(a)	09/25/35	300,979	233,103
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	74,875	74,611
CMO Trust 17	7.25		04/20/18	104	107
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	161,899	168,052
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	28,713	27,767
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	62,447	65,147
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	148,043	148,417
Countrywide Alternative Loan Trust 05-43	5.26	(a)	10/25/35	44,363	37,055
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	122,350	123,320
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	176,730	175,949
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	51,646	52,691
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	129,557	124,390
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	108,202	104,196
Countrywide Home Loans 03-49	2.44	(a)	12/19/33	35,944	36,793
Countrywide Home Loans 03-J13	5.25		01/25/24	68,229	66,820
Countrywide Home Loans 05-HYB8	4.32	(a)	12/20/35	132,813	116,772
Countrywide Home Loans 06-HYB5	2.36	(a)	09/20/36	69,704	58,272
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	29,342	29,750
Credit Suisse First Boston Mortgage 03-AR24	2.56	(a)	10/25/33	237,486	232,797

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE-BACKED SECURITIES - continued
Credit Suisse First Boston Mortgage 03-FFA	6.23	%(a)	02/25/33	$ 109,412	$ 108,440
Credit Suisse First Boston Mortgage 04-AR3	2.49	(a)	04/25/34	71,135	73,057
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	82,331	83,041
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	134,428
DLJ Mortgage Acceptance Corp. 91-3	1.95	(a)	01/25/21	8,965	9,067
Encore Credit Receivables Trust 05-3	0.65	(a)	10/25/35	675,000	656,034
FHLMC 2419	5.50		03/15/17	2,379	2,487
FHLMC 2649	4.50		07/15/18	115,627	121,324
FHLMC 780754	2.38	(a)	08/01/33	4,730	5,037
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	16,770	16,822
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	7,061	7,197
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.20	(a)	09/25/34	31,892	31,377
First Horizon Mortgage Pass-Through Trust 05-AR2	2.74	(a)	05/25/35	145,488	134,682
FNMA 03-38	5.00		03/25/23	16,515	17,168
FNMA 03-86	4.50		09/25/18	87,617	90,444
FNMA 813842	1.84	(a)	01/01/35	23,635	24,887
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	49,650	47,296
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	979,388
GNMA 02-15	5.50		11/20/31	5,417	5,490
GNMA 03-11	4.00		10/17/29	118,408	124,953
GNMA 03-12	4.50		02/20/32	10,523	10,756
GNMA 03-26	0.60	(a)	04/16/33	14,634	14,722
GNMA 04-17	4.50		12/20/33	24,709	26,372
GNMA 583189	4.50		02/20/17	9,130	9,634
Green Tree Financial Corp. 98-5	6.22		03/01/30	117,406	124,485
GS Mortgage Loan Trust 03-10	2.36	(a)	10/25/33	122,281	122,690
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	36,577	37,484
GS Mortgage Loan Trust 05-AR3	2.60	(a)	05/25/35	83,814	77,814
GS Mortgage Loan Trust 05-AR6	2.63	(a)	09/25/35	59,059	59,599
Home Equity Mortgage Trust 06-1	5.80		05/25/36	1,100,684	933,796
Home Savings of America 9	3.48	(a)	11/25/17	53,689	54,539
Home Savings of America 11	4.81	(a)	01/25/18	58,632	59,474
Household Home Equity Loan Trust 06-2	0.30	(a)	03/20/36	657,714	652,436
IMPAC Secured Assets Corp. 03-3	5.20	(a)	08/25/33	149,425	154,936
Indymac Indx Mortgage Loan Trust 04-AR6	2.56	(a)	10/25/34	11,349	11,115
Indymac Indx Mortgage Loan Trust 05-AR15	4.55	(a)	09/25/35	41,062	36,213
Indymac Residential Mortgage-Backed Trust 05-L1 (g)	0.55	(a)	07/25/13	207,230	72,945
JP Morgan Mortgage Trust 05-A2	5.02	(a)	04/25/35	230,129	227,133
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	68,586	72,214
Long Beach Mortgage Loan Trust 05-3	0.44	(a)	08/25/45	2,425	2,423
Master Adjustable Rate Mortgages Trust 04-13	2.64	(a)	04/21/34	26,982	27,259
Master Adjustable Rate Mortgages Trust 05-1	5.24	(a)	01/25/35	34,122	34,127
Master Alternative Loans Trust 03-5	6.00		08/25/33	54,562	58,162
Master Asset Backed Securities Trust 07-NCW (b)	0.46	(a)	05/25/37	506,262	471,286
Master Asset Securitization Trust 03-6	5.00		07/25/18	7,498	7,683
Master Asset Securitization Trust 07-1	6.00		10/25/22	17,512	17,225
Merrill Lynch Mortgage Investors Trust 03-A2	1.83	(a)	02/25/33	42,875	41,486
Merrill Lynch Mortgage Investors Trust 06-SL1	0.52	(a)	09/25/36	239,180	225,294
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	46,931	47,493
Morgan Stanley Mortgage Loan Trust 05-5AR	5.17	(a)	09/25/35	42,514	33,025
Morgan Stanley Mortgage Loan Trust 06-1AR	2.80	(a)	02/25/36	128,200	99,844
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	210,344
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	22	22
Nomura Asset Acceptance Corporation 06-AF2	0.26	(a)	08/25/36	180,221	72,563
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	214,245	217,417
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	280,761	274,282
Oakwood Mortgage Investors, Inc. 02-A (g)	0.40	(a)	09/15/14	142,819	123,270

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE-BACKED SECURITIES - continued
Option One Mortgage Loan Trust 07-FXD2	5.90%		03/25/37	$ 16,248	$ 15,535
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.45	(a)	10/25/36	263,870	254,661
Prime Mortgage Trust 05-2	5.00		07/25/20	30,407	30,863
Residential Accredit Loans, Inc. 02-QS9	0.76	(a)	07/25/32	4,193	3,916
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	38,360	35,470
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	334,981	286,387
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	138,131	138,919
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	99,130	95,282
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	43,184	44,835
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	157,227	138,879
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	210,731	209,676
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	19,866	20,250
Residential Funding Mortgage Securities I 05-SA2	2.67	(a)	06/25/35	38,052	32,559
Residential Funding Mortgage Securities I 06-SA1	3.83	(a)	02/25/36	39,231	34,773
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	19,329	19,432
SACO I Trust 05-6	0.74	(a)	09/25/35	164,375	162,731
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	9	9
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.39	(a)	03/25/34	20,475	20,722
Structured Adjustable Rate Mortgage Loan Trust 04-4	2.38	(a)	04/25/34	595,420	582,136
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.52	(a)	08/25/34	38,889	38,922
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.46	(a)	12/25/34	87,375	63,651
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.46	(a)	05/25/35	358,073	339,484
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.46	(a)	02/25/36	29,913	26,693
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.76	(a)	05/25/36	90,735	69,148
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.94	(a)	05/25/36	89,215	78,546
Structured Asset Mortgage Investments 04-AR5	2.19	(a)	10/19/34	29,231	28,976
Structured Asset Securities Corp. 98-RF1 (b)	6.93	(a)	04/15/27	29,882	30,179
Structured Asset Securities Corp. 03-37A	2.50	(a)	12/25/33	188,000	186,519
Structured Asset Securities Corp. 04-3	5.25	(a)	03/25/24	130,406	136,168
Terwin Mortgage Trust 04-5HE	1.04	(a)	06/25/35	471,910	444,619
Vanderbilt Mortgage & Finance 03-A	0.81	(a)	05/07/26	111,813	109,292
Wachovia Mortgage Loan Trust 06-A	2.66	(a)	05/20/36	132,009	127,450
Washington Mutual Mortgage Securities Corp. 04-AR3	2.38	(a)	06/25/34	53,927	55,039
Washington Mutual Mortgage Securities Corp. 04-AR14	2.40	(a)	01/25/35	95,770	96,553
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	21,208	21,558
Wells Fargo Mortgage Backed Securities Trust 04-B	2.49	(a)	02/25/34	15,931	16,102
Wells Fargo Mortgage Backed Securities Trust 04-E	2.63	(a)	05/25/34	22,517	22,675
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.51	(a)	12/25/34	18,242	18,571
Wells Fargo Mortgage Backed Securities Trust 04-F	2.51	(a)	06/25/34	63,530	64,781
Wells Fargo Mortgage Backed Securities Trust 04-I	2.61	(a)	07/25/34	4,021	4,070
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	87,013	87,999
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	36,549	36,906
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)	07/25/34	40,659	40,822
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)	09/25/34	49,405	50,263
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.35	(a)	08/25/35	23,893	24,448
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.62	(a)	09/25/35	195,817	196,117
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.21	(a)	10/25/35	44,249	44,118
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.59	(a)	04/25/36	36,714	36,303
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.45	(a)	12/25/36	23,502	23,338
Total Mortgage Backed Securities (Cost $22,807,443)					21,734,717

MUNICIPAL BONDS (23.4% of portfolio)
Alaska Housing Finance Corp.	2.80		12/01/26	430,000	433,629
Alaska Housing Finance Corp.	0.96	(a)	06/01/43	5,150,000	5,143,254
Alaska Student Loan Corp.	0.66	(a)	08/25/31	1,220,788	1,223,986
Art Institute of Chicago	1.34		03/01/15	125,000	125,071
Atlantic City NJ	4.00		11/01/16	400,000	409,128
Austin TX	1.58		09/01/17	3,250,000	3,272,848

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
California, State of	1.05%		02/01/16	$ 925,000	$ 929,394
Casino Reinvestment Development Authority NJ	5.14		06/01/15	300,000	305,673
Colorado State Department of Corrections	2.26		09/01/17	3,375,000	3,450,499
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,733,056
Desert Sands California Unified School District	2.28		06/01/19	375,000	371,314
Downtown Smyrna Development Authority GA	3.21		02/01/15	100,000	100,464
Energy Northwest, WA	1.06		07/01/15	350,000	351,901
Energy Northwest, WA	2.15		07/01/18	850,000	864,246
Florida Hurricane Catastrophe Fund Finance Corp.	1.30		07/01/16	1,750,000	1,756,108
Illinois Housing Development Authority	1.14		01/01/16	305,000	304,561
Illinois, State of	4.51		03/01/15	1,645,000	1,671,040
Illinois, State of Sales Tax Revenue	1.36		06/15/16	2,200,000	2,217,578
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,602,054
Indiana Bond Bank	1.48		01/15/17	1,285,000	1,289,369
Indiana Bond Bank	2.08		01/15/19	300,000	299,226
Indianapolis, Indiana Local Public Improvement Bond Bank	1.19		06/01/15	325,000	325,839
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58		06/01/16	600,000	604,962
Jackson Tennessee Energy Authority	1.15		04/01/16	400,000	402,280
Jersey City, NJ	1.51		09/01/16	950,000	945,269
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	932,141
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,928,351
Massachusetts Housing Finance Agency	1.17		12/01/15	335,000	336,377
Massachusetts Housing Finance Agency	1.31		06/01/16	215,000	215,426
Miami Dade County Florida Educational Facilities Authority	1.29		04/01/15	325,000	324,974
Monroe County, NY Industrial Development Corp.	2.60		01/15/16	265,000	264,995
New Jersey Economic Development Authority	0.00	(d)	02/15/16	6,675,000	6,535,626
New Jersey Economic Development Authority	1.06		03/01/16	1,400,000	1,400,686
New Jersey Economic Development Authority	0.00	(d)	02/15/17	950,000	905,131
New Jersey Economic Development Authority	0.00	(d)	02/15/18	1,000,000	919,910
New Jersey Economic Development Authority	0.00	(d)	02/15/20	10,450,000	8,802,557
New Orleans Louisiana	2.12		09/01/17	825,000	827,615
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,728,760
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,478,525
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,012,384
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,737,204
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,805,913
North Carolina Housing Finance Agency	4.00		01/01/30	1,755,000	1,782,290
North Carolina State Education Assistance Authority	0.96	(a)	07/25/39	1,036,463	1,041,853
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	418,224
Oklahoma Student Loan Authority	0.69	(a)	02/25/32	1,065,166	1,062,599
Oregon School Boards Association	0.00	(d)	06/30/15	4,050,000	4,024,606
Pasadena California Pension Obligation	1.76	(a)	05/15/41	800,000	805,664
Pennsylvania Higher Education Assistance Agency (b)	0.71	(a)	05/25/27	431,073	432,670
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/15	4,075,000	4,057,681
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/20	5,285,000	4,368,370
Puerto Rico, Commonwealth of	5.00		07/01/15	1,325,000	1,352,202
Puerto Rico, Commonwealth of	5.50		07/01/16	1,250,000	1,312,250
Puerto Rico, Commonwealth of	5.50		07/01/17	320,000	337,363
Puerto Rico, Commonwealth of	5.50		07/01/17	230,000	244,030
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	357,428
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	403,069
Puerto Rico Electric Power Authority	5.00		07/01/15	375,000	381,439
Puerto Rico Government Development Bank	4.75		12/01/15	330,000	332,003
Puerto Rico Highway & Transportation Authority	5.50		07/01/16	875,000	915,521
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	442,932
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	475,000	490,751
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,589,672
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	2,924,207
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	783,404

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Puerto Rico Sales Tax Financing Corp.	3.38%		08/01/16	$ 575,000	$ 540,897
South Carolina Student Loan Corp.	0.35	(a)	12/01/20	384,503	382,108
Stockton California Pension Obligation	5.14		09/01/17	1,125,000	1,135,046
Utah Infrastructure Agency	3.20		10/15/16	510,000	519,721
University of California	2.85		05/15/20	540,000	553,635
Utility Debt Securitization Authority, NY	2.04		06/15/21	250,000	254,710
Vermont Student Assistance Corp.	0.86	(a)	07/28/34	1,407,667	1,412,749
Village of Rosemont Illinois	1.25		12/01/14	2,200,000	2,202,640
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,394,044
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,387,430
Virginia Housing Development Authority	1.11		10/01/16	550,000	546,485
Washington Economic Development Finance Authority	2.90		10/01/14	1,850,000	1,850,000
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,383,440
Wayne County Michigan	2.25		12/01/14	1,200,000	1,200,360
Wayne County Michigan	3.50		06/01/15	4,600,000	4,609,844
Wayne County Michigan	2.75		06/01/15	1,725,000	1,726,777
Wayne County Michigan	3.75		12/01/15	2,000,000	2,005,080
Wayne County Michigan	2.50		12/01/15	900,000	898,659
Wayne County Michigan	3.25		12/01/15	5,075,000	5,094,995
Wayne County Michigan	4.25		12/01/16	1,625,000	1,669,671
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	668,957
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	756,025
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	778,413
Total Municipal Bonds (Cost $131,747,812)					133,121,238

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (6.5% of portfolio)
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,175,373
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,224,872
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,141,196
Overseas Private Investment Corp.	1.55	(f)	03/15/18	1,120,000	1,178,856
Overseas Private Investment Corp.	0.83	(f)	11/08/19	1,375,000	1,367,048
Overseas Private Investment Corp.	1.34	(f)	11/20/19	1,000,000	1,039,690
Overseas Private Investment Corp.	1.50	(f)	11/15/20	1,075,000	1,037,106
Tennessee Valley Authority	0.00	(d)	06/15/21	595,000	497,108
U.S. Department of Housing & Urban Development	6.07		08/01/21	83,000	83,389
U.S. Department of Housing & Urban Development	6.12		08/01/22	536,000	539,716
U.S. Treasury Notes	0.75		01/15/17	6,400,000	6,396,499
U.S. Treasury Notes	0.75		03/15/17	2,950,000	2,944,469
U.S. Treasury Notes	1.00		03/31/17	10,000,000	10,031,250
U.S. Treasury Notes	0.88		06/15/17	2,900,000	2,893,429
U.S. Treasury Notes	1.88		08/31/17	1,925,000	1,969,966
U.S. Treasury Notes	1.00		09/15/17	1,700,000	1,697,477
U.S. Treasury Notes	1.63		04/30/19	1,975,000	1,968,056
Total U.S. Government and Agency Obligations (Cost $37,209,520)					37,185,500

COMMERCIAL PAPER (10.9% of portfolio)
Apache Corp. (b)	0.27		10/02/14	7,039,000	7,038,947
Apache Corp. (b)	0.26		10/03/14	10,996,000	10,995,841
China Power International Development Ltd.	0.35		10/01/14	5,322,000	5,322,000
China Power International Development Ltd.	0.35		10/03/14	5,528,000	5,527,893
China Power International Development Ltd.	0.35		10/06/14	5,576,000	5,575,729
China Power International Development Ltd.	0.35		10/07/14	4,486,000	4,485,739
China Power International Development Ltd.	0.38		10/30/14	7,500,000	7,497,704
CNPC Finance HK Ltd. (b)	0.37		10/20/14	10,000,000	9,998,047
Empire District Electric Co. (b)	0.33		10/17/14	1,146,000	1,145,832
Hitachi Capital America Corp.	0.34		10/21/14	4,250,000	4,249,197
Total Commercial Paper (Cost $61,836,929)					61,836,929

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Yield		Shares	Value
MONEY MARKET ACCOUNT (Less than 0.1% of portfolio)
State Street Institutional Liquid Reserves Fund (Premier Class)	0.09	%(h)	$ 880	$ 880
Total Money Market Account (Cost $880)				880
TOTAL INVESTMENTS IN SECURITIES (Cost $565,324,035) - 100%				$570,079,268

(a) Variable coupon rate as of September 30, 2014.
(b)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $84,821,736 and represents 14.9% of total investments.

(c) Step coupon security, the current rate may be adjusted upwards before maturity date.
(d) Zero coupon security, purchased at a discount.
(e) Interest is paid at maturity.
(f) Interest is paid at put date.
(g) Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(h) 7-day yield at September 30, 2014.

plc—Public Limited Company
SA—Sociedad Anónima or Société Anonyme
NV—Naamloze Vennottschap

At September 30, 2014, the cost of investment securities for tax purposes was $565,324,035.  Net unrealized appreciation of investment securities was $4,755,233 consisting of unrealized gains of $8,477,152 and unrealized losses of $3,721,919.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$137,979,480	$182,196	$138,161,676
Municipal Bonds	$-	$133,121,238	$-	$133,121,238
Corporate Bonds	$-	$131,147,284	$-	$131,147,284
Commercial Paper	$-	$61,836,929	$-	$61,836,929
Yankee Bonds	$-	$46,891,044	$-	$46,891,044
U.S. Government Obligations	$-	$37,185,500	$-	$37,185,500
Mortgage-Backed Securities	$-	$21,661,772	$72,945	$21,734,717
Cash Equivalents	$880	$-	$-	$880
	$880	$569,823,247	$255,141	$570,079,268

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

		Asset-Backed Securities	Mortgage-Backed Securities	Total
Balance as of December 31, 2013		$2,109,134	$836,746	$2,945,880
Purchase at cost		-	-	-
Sales at proceeds		(209,763)	(806,203)	(1,015,966)
Realized gain/(loss)		24,904	-	24,904
Change in unrealized appreciation/(depreciation)		(24,773)	42,402	17,629
Accretion/(amortization)		4,386	-	4,386
Transfer into Level 3		-	-	-
Transfer out of Level 3		(1,721,692)	-	(1,721,692)
Balance as of September 30, 2014		$182,196	$72,945	$255,141

There was one security transferred from Level 3 to Level 2, as an independent third party pricing service began pricing the security and was able to obtain observable inputs. There were no other transfers between levels. Transfers are reported using values at the end of the reporting period.

At September 30, 2014, the Short-Term Bond Fund held securities with a fair value of $255,141 classified as Level 3 in the fair value hierarchy. Securities with a market value of $72,945 were priced by brokers and observable inputs were not available. Asset-backed securities valued at $182,196 were valued by the Adviser using a discounted cash flow model. The unobservable input is the Adviser’s assumption applied to the cash flow model to discount for the potential that the principal payment stream of the bond extends beyond the current model’s assumption. The yield spread is modeled at 750 basis points to account for the uncertainty of the potential outcome. A significant or reasonable increase or decrease in the potential that the principal payment stream of the bond varies beyond the current model’s assumption could result in a significant increase or decrease in the fair value measurement.

VALUE FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (95.1% of portfolio)
CONSUMER DISCRETIONARY - 6.7%
Auto Components
Cooper Tire & Rubber Co.	440,000	$ 12,628,000
Distributors
Genuine Parts Co.	315,400	27,663,734
Multiline Retail
Dillard's, Inc. (Class A)	182,700	19,910,646
Total Consumer Discretionary		60,202,380

CONSUMER STAPLES - 3.2%
Food Products
Dean Foods Co.	349,449	4,630,199
J.M. Smucker Co. (The)	148,853	14,734,958
WhiteWave Foods Co. (The) (Class A) (a)	240,927	8,752,878
Total Consumer Staples		28,118,035

ENERGY - 14.9%
Energy Equipment & Services
Baker Hughes Inc.	187,000	12,166,220
Oil, Gas, & Consumable Fuels
Chevron Corp.	225,000	26,847,000
ConocoPhillips	362,000	27,700,240
Marathon Oil Corp.	556,000	20,900,040
Marathon Petroleum Corp.	189,000	16,002,630
Phillips 66	159,500	12,968,945
QEP Resources, Inc.	552,400	17,002,872
Total Energy		133,587,947

FINANCIALS - 9.8%
Banks
Bank of America Corp.	475,200	8,102,160
Commerce Bancshares, Inc.	33,046	1,475,339
JPMorgan Chase & Co.	517,600	31,180,224
Wells Fargo & Co.	221,000	11,463,270
Insurance
Allstate Corp. (The)	369,000	22,645,530
Chubb Corp. (The)	142,000	12,933,360
Total Financials		87,799,883

HEALTH CARE - 20.2%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	16,594,410
Covidien plc	207,600	17,959,476
Pharmaceuticals
AbbVie Inc.	399,000	23,046,240
Bristol-Myers Squibb Co.	794,700	40,672,746
GlaxoSmithKline plc ADR	354,000	16,273,380
Hospira, Inc. (a)	379,400	19,740,182
Mallinckrodt plc (a)	25,950	2,339,392
Merck & Co., Inc.	193,194	11,452,540
Pfizer Inc.	1,107,000	32,733,990
Total Health Care		180,812,356

INDUSTRIALS - 16.9%
Aerospace & Defense
Honeywell International Inc.	281,100	26,176,032

VALUE FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Airlines
Southwest Airlines Co.	844,100	$ 28,505,257
Commercial Services & Supplies
Tyco International Ltd.	164,850	7,347,365
Industrial Conglomerates
General Electric Co.	1,364,000	34,945,680
Machinery
Flowserve Corp.	285,900	20,161,668
Parker-Hannifin Corp.	246,400	28,126,560
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	5,957,325
Total Industrials		151,219,887

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment
Cisco Systems, Inc.	1,343,500	33,815,895
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	14,532,977
IT Services
Leidos Holdings Inc.	150,750	5,175,247
Science Appliations International Corp.	66,142	2,925,461
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	41,261,700
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	876,900	31,103,643
Total Information Technology		128,814,923

MATERIALS - 8.6%
Chemicals
Dow Chemical Co. (The)	711,900	37,332,036
Containers & Packaging
Avery Dennison Corp.	520,000	23,218,000
Bemis Co., Inc.	433,600	16,485,472
Total Materials		77,035,508

UTILITIES - 0.4%
Gas Utilities
Questar Corp.	169,814	3,785,154
Total Utilities		3,785,154
Total Common Stocks (Cost $428,294,350)		851,376,073

MONEY MARKET ACCOUNT (4.9% of portfolio)
State Street Institutional Liquid Reserves Fund (Premier Class), 0.09% (b)	43,797,479	43,797,479
Total Money Market Account (Cost $43,797,479)		43,797,479

TOTAL INVESTMENTS IN SECURITIES (Cost $472,091,829) - 100%		$ 895,173,552

(a) Non-income producing.
(b) 7-day yield at September 30, 2014.

plc - Public Limited Company
ADR - American Depositary Receipt

At September 30, 2014, the cost of investment securities for tax purposes was $472,091,829.  Net unrealized appreciation of investment securities was $423,081,723 consisting of unrealized gains of $430,068,048 and unrealized losses of $6,986,325.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$851,376,073	$-	$-	$851,376,073
Cash Equivalents	$43,797,479	$-	$-	$43,797,479
	$895,173,552	$-	$-	$895,173,552

There were no transfers between levels during the period ended September 30, 2014.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$ 50,821,390	$ 111,319,994

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2014, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 2.00%. See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

GROWTH FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (98.1% of portfolio)
CONSUMER DISCRETIONARY - 22.8%
Auto Components
Delphi Automotive plc	12,000	$ 736,080
Automobiles
Tesla Motors, Inc. (a)	1,700	412,556
Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc. (a)	1,300	866,567
Hilton Worldwide Holdings Inc. (a)	28,413	699,812
Las Vegas Sands Corp.	13,000	808,730
MGM Resorts International (a)	43,977	1,001,796
Starbucks Corp.	19,100	1,441,286
Wynn Resorts, Ltd.	12,400	2,319,792
Internet & Catalog Retail
Amazon.com, Inc. (a)	11,200	3,611,328
Ctrip.com International Ltd. (a)	12,300	698,148
Netflix, Inc. (a)	1,300	586,534
priceline.com Inc. (a)	2,400	2,780,592
Vipshop Holdings, Ltd. ADR (a)	2,100	396,921
Specialty Retail
CarMax, Inc. (a)	11,400	529,530
Lowe's Cos., Inc.	27,000	1,428,840
Tractor Supply Co.	13,400	824,234
Textiles, Apparel & Luxury Goods
Michael Kors Holdings Ltd. (a)	9,700	692,483
Under Armour, Inc. (a)	3,100	214,210
Total Consumer Discretionary		20,049,439

CONSUMER STAPLES - 0.8%
Personal Products
Estee Lauder Cos., Inc. (The) (Class A)	9,200	687,424
Total Consumer Staples		687,424

ENERGY - 5.2%
Oil, Gas,& Consumable Fuels
EQT Corp.	8,500	778,090
Pioneer Natural Resources Co.	12,200	2,403,034
Range Resources Corp.	20,054	1,359,862
Total Energy		4,540,986

FINANCIALS - 6.9%
Capital Markets
Morgan Stanley	45,500	1,572,935
State Street Corp.	13,600	1,001,096
TD Ameritrade Holding Corp.	41,800	1,394,866
Diversified Financial Services
Intercontinental Exchange, Inc.	2,800	546,140
Real Estate Investment Trust
Crown Castle International Corp.	19,500	1,570,335
Total Financials		6,085,372

HEALTH CARE - 22.3%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	11,300	1,873,766
Biogen Idec Inc. (a)	6,590	2,180,038
Celgene Corp. (a)	17,000	1,611,260
Gilead Sciences, Inc. (a)	25,400	2,703,830
Regeneron Pharmaceuticals, Inc. (a)	1,000	360,520
Vertex Pharmaceuticals, Inc. (a)	5,900	662,629

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	3,300	$ 1,524,006
Health Care Providers & Services
Cardinal Health, Inc.	11,000	824,120
Humana Inc.	6,100	794,769
McKesson Corp.	13,100	2,550,177
Unitedhealth Group Inc.	11,000	948,750
Pharmaceuticals
Allergan, Inc.	7,300	1,300,787
Eli Lilly and Co.	9,200	596,620
Valeant Pharmaceuticals International, Inc. (a)	12,900	1,692,480
Total Health Care		19,623,752

INDUSTRIALS - 15.0%
Aerospace & Defense
Boeing Co. (The)	20,900	2,662,242
Precision Castparts Corp.	8,000	1,895,040
United Technologies Corp.	11,700	1,235,520
Airlines
American Airlines Group Inc.	46,400	1,646,272
United Continental Holdings Inc. (a)	12,300	575,517
Air Freight & Logistics
FedEx Corp.	3,800	613,510
Machinery
Wabtec Corp.	9,300	753,672
Industrial Conglomerates
Danaher Corp.	30,000	2,279,400
Professional Services
Verisk Analytics, Inc. (Class A) (a)	6,900	420,141
Road & Rail
J.B. Hunt Transport Services, Inc.	7,400	547,970
Kansas City Southern	4,500	545,400
Total Industrials		13,174,684

INFORMATION TECHNOLOGY - 21.0%
Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	9,099	808,446
Akamai Technologies, Inc. (a)	5,700	340,860
Baidu, Inc. ADR (a)	6,500	1,418,495
Facebook, Inc. (a)	21,500	1,699,360
Google Inc. (Class A) (a)	4,450	2,618,424
Google Inc. (Class C) (a)	4,300	2,482,648
LinkedIn Corp. (a)	2,400	498,696
IT Services
Vantiv, Inc. (Class A) (a)	16,600	512,940
Visa Inc. (Class A)	15,400	3,285,898
Semiconductors & Semiconductor Equipment
ASML Holding NV	8,800	869,616
Software
NetSuite Inc. (a)	6,500	582,010
Red Hat, Inc. (a)	16,000	898,400
salesforce.com, Inc. (a)	22,600	1,300,178
ServiceNow, Inc. (a)	11,100	652,458

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Workday, Inc. (a)	5,300	$ 437,250
Total Information Technology		18,405,679

MATERIALS - 4.1%
Chemicals
Ecolab Inc.	10,700	1,228,681
Sherwin-Williams Co.	7,750	1,697,173
Construction Materials
Vulcan Materials Co.	11,100	668,553
Total Materials		3,594,407
Total Common Stocks (Cost $68,074,982)		86,161,743

MONEY MARKET ACCOUNT (1.9% of portfolio)
State Street Institutional Liquid Reserves Fund (Premier Class), 0.09% (b)	1,642,056	1,642,056
Total Money Market Account (Cost $1,642,056)		1,642,056

TOTAL INVESTMENTS IN SECURITIES (Cost $69,717,038) - 100%		$ 87,803,799

(a) Non-income producing.
(b) 7-day yield at September 30, 2014.

ADR - American Depositary Receipt

At September 30, 2014, the cost of investment securities for tax purposes was $69,835,706.  Net unrealized appreciation of investment securities was $17,698,093 consisting of unrealized gains of $18,485,216 and unrealized losses of $517,123.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$86,161,743	$-	$-	$86,161,743
Cash Equivalents	$1,642,056	$-	$-	$1,642,056
	$87,803,799	$-	$-	$87,803,799

There were no transfers between levels during the period ended September 30, 2014.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (87.9% of portfolio)
CONSUMER DISCRETIONARY - 20.6%
Auto Components
Cooper Tire & Rubber Co.	985,350	$ 28,279,545
Distributors
Core-Mark Holding Company, Inc.	250,794	13,302,114
Diversified Consumer Services
Matthews International Corp. (Class A)	428,631	18,812,615
Hotels, Restaurants, & Leisure
BJ's Restuarants, Inc. (a)	657,427	23,660,798
Brinker International, Inc.	200,000	10,158,000
Cracker Barrel Old Country Store, Inc.	210,209	21,691,467
Wendy's Co. (The)	2,040,260	16,852,548
Multiline Retail
Fred's, Inc. (Class A)	1,665,683	23,319,562
Nordstrom, Inc.	90,000	6,153,300
Specialty Retail
Francesca's Holdings Corp. (a)	1,899,406	26,458,725
Sally Beauty Holdings, Inc. (a)	114,000	3,120,180
Total Consumer Discretionary		191,808,854

CONSUMER STAPLES - 2.9%
Food & Staples Retailing
United Natural Foods, Inc. (a)	159,600	9,809,016
Food Products
Dean Foods Co.	237,500	3,146,875
J.M. Smucker Co. (The)	40,868	4,045,523
WhiteWave Foods Co. (The) (Class A) (a)	280,509	10,190,892
Total Consumer Staples		27,192,306

ENERGY - 1.7%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	3,425,450
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	7,515,882
QEP Resources, Inc.	26,600	818,748
SM Energy Co.	49,000	3,822,000
Total Energy		15,582,080

FINANCIALS - 15.2%
Banks
Cardinal Financial Corp.	1,048,441	17,896,888
Middleburg Financial Corp.	97,700	1,733,198
National Bankshares, Inc. (Virginia)	448,702	12,455,967
National Penn Bancshares, Inc.	1,976,015	19,187,106
Southcoast Financial Corp. (a)	74,730	530,583
Texas Capital Bancshares, Inc. (a)	483,917	27,912,333
UMB Financial Corp.	343,244	18,723,960
Valley National Bancorp	1,225,799	11,877,992
Consumer Finance
Encore Capital Group, Inc. (a)	696,542	30,863,776
Total Financials		141,181,803

HEALTH CARE - 2.0%
Health Care Equipment & Supplies
STERIS Corp.	342,112	18,460,363
Total Health Care		18,460,363

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - 25.0%
Aerospace & Defense
Huntington Ingalls Industries, Inc.	157,208	$ 16,382,646
Triumph Group, Inc.	136,800	8,898,840
Construction & Engineering
Dycom Industries, Inc. (a)	959,693	29,472,172
Orion Marine Group, Inc. (a)	1,371,444	13,687,011
Electrical Equipment
Polypore International, Inc. (a)	247,826	9,642,910
Regal Beloit Corp.	58,500	3,758,625
Industrial Conglomerates
Carlisle Companies Inc.	125,600	10,095,728
Machinery
CLARCOR Inc.	87,100	5,494,268
Flowserve Corp.	43,500	3,067,620
Gorman-Rupp Co. (The)	558,560	16,779,142
Manitowoc Co., Inc. (The)	759,400	17,807,930
Standex International Corp.	19,500	1,445,730
Road & Rail
Knight Transportation, Inc.	1,282,082	35,116,226
Werner Enterprises, Inc.	1,222,306	30,802,111
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	657,818	30,029,392
Total Industrials		232,480,351

INFORMATION TECHNOLOGY - 10.8%
Electronic Equipment, Instruments, & Components
Belden Inc.	292,585	18,731,292
Rofin-Sinar Technologies Inc. (a)	1,149,248	26,501,659
IT Services
Cass Information Systems, Inc.	104,921	4,343,729
Computer Services, Inc.	476,846	17,578,928
ManTech International Corp.	984,370	26,528,772
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	6,812,400
Total Information Technology		100,496,780

MATERIALS - 9.6%
Chemicals
American Vanguard Corp.	941,165	10,541,048
Olin Corp.	1,054,965	26,637,866
PolyOne Corp.	514,106	18,291,891
Westlake Chemical Corp.	231,400	20,036,926
Containers & Packaging
Myers Industries, Inc.	763,350	13,465,494
Total Materials		88,973,225

UTILITIES - 0.1%
Gas Utilities
Questar Corp.	26,600	592,914
Total Utilities		592,914
Total Common Stocks (Cost $629,444,232)		816,768,676

EXCHANGE TRADED FUNDS (9.7% of portfolio)
iShares Russell 2000 Value	472,037	44,163,782
iShares Core S&P Small-Cap	436,000	45,474,800
Total Exchange Traded Funds (Cost $43,564,360)		89,638,582

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
MONEY MARKET ACCOUNT (2.4% of portfolio)
State Street Institutional Liquid Reserves Fund (Premier Class), 0.09% (b)	22,329,977	$ 22,329,977
Total Money Market Account (Cost $22,329,977)		22,329,977

TOTAL INVESTMENTS IN SECURITIES (Cost $695,338,569) - 100%		$ 928,737,235

(a) Non-income producing.
(b) 7-day yield at September 30, 2014.

At September 30, 2014, the cost of investment securities for tax purposes was $695,338,569.  Net unrealized appreciation of investment securities was $233,398,666 consisting of unrealized gains of $260,950,153 and unrealized losses of $27,551,487.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$816,768,676	$-	$-	$816,768,676
Exchange Traded Funds	$89,638,582	$-	$-	$89,638,582
Cash Equivalents	$22,329,977	$-	$-	$22,329,977
	$928,737,235	$-	$-	$928,737,235

There were no transfers between levels during the period ended September 30, 2014.

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (96.8% of portfolio)
AUSTRALIA - 0.9%
Incitec Pivot Ltd.	795,810	$ 1,885,125
Total Australia		1,885,125

BRAZIL - 0.9%
Petroleo Brasileiro SA - ADR	134,092	1,902,765
Total Brazil		1,902,765

BRITAIN - 6.7%
BAE Systems plc	634,314	4,828,191
HSBC Holdings plc - ADR	78,393	3,988,636
WPP Group plc	271,480	5,438,698
Total Britain		14,255,525

CHINA - 1.0%
Guangzhou Automobile Group Co., Ltd.	2,111,447	2,037,319
Total China		2,037,319

DENMARK - 2.0%
Danske Bank Group	155,327	4,210,562
Total Denmark		4,210,562

FRANCE - 13.1%
AXA SA	212,001	5,222,126
Cap Gemini SA	61,799	4,431,826
Christian Dior SA	25,077	4,200,999
Compagnie de Saint-Gobain SA	115,331	5,269,645
GDF SUEZ SA	172,306	4,321,511
Total SA	69,264	4,485,128
Total France		27,931,235

GERMANY - 5.6%
Daimler AG REG	67,364	5,144,382
Deutsche Böerse AG	37,770	2,536,281
ThyssenKrupp AG (a)	167,946	4,384,662
Total Germany		12,065,325

HONG KONG - 3.6%
Lenovo Group Ltd.	1,442,690	2,148,876
Hutchison Whampoa Ltd.	297,907	3,601,278
New World Development Co. Ltd.	1,738,938	2,025,763
Total Hong Kong		7,775,917

ISRAEL- 0.9%
Israel Chemicals, Ltd.	274,595	1,972,546
Total Israel		1,972,546

ITALY - 7.6%
Assicurazioni Generali SpA	220,813	4,629,806
Eni SpA	189,149	4,487,791
Intesa Sanpaolo SpA	2,355,816	7,111,563
Total Italy		16,229,160

JAPAN - 15.0%
Daiwa Securities Group Inc.	462,528	3,668,159
LIXIL Group Corp.	147,703	3,151,093
MS & AD Insurance Group Holdings, Inc.	231,462	5,048,676

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Nippon Sheet Glass Co. Ltd. (a)	2,120,881	$ 2,339,882
Nippon Yusen Kabushiki Kaisha	1,584,335	4,177,245
Nissan Motor Co., Ltd.	423,326	4,097,857
Sumitomo Corp.	417,917	4,612,596
Sumitomo Mitsui Trust Holdings, Inc.	1,160,264	4,830,707
Total Japan		31,926,215

NETHERLANDS - 7.2%
AEGON NV	900,870	7,417,949
ASML Holding NV	29,085	2,880,829
DSM NV	81,234	5,008,767
Total Netherlands		15,307,545

PORTUGAL - 0.0%
Banco Espirito Santo SA (a)	2,678,100	-
Total Portugal		-

REPUBLIC OF SOUTH KOREA - 3.7%
Hyundai Motor Co.	2,980	536,916
KB Financial Group Inc.	83,895	3,058,468
Posco	14,064	4,325,984
Total Republic of South Korea		7,921,368

SINGAPORE - 3.9%
Jardine Matheson Holdings Ltd.	77,770	4,634,216
Keppel Corp. Ltd.	448,493	3,689,016
Total Singapore		8,323,232

SPAIN - 5.4%
Banco Popular Espanol SA	536,307	3,271,100
Banco Santander SA	455,552	4,361,284
IBERDROLA SA	545,662	3,900,335
Total Spain		11,532,719

SWEDEN - 2.5%
Volvo AB (Class B)	491,660	5,319,216
Total Sweden		5,319,216

SWITZERLAND - 11.9%
Adecco SA REG	60,158	4,066,736
Credit Suisse Group AG	161,669	4,472,679
Givaudan SA REG	2,308	3,678,948
Holcim Ltd.	56,667	4,122,619
Novartis AG REG	50,791	4,782,905
Roche Holding AG	14,679	4,334,752
Total Switzerland		25,458,639

THAILAND - 4.9%
Bangkok Bank Public Company Ltd.	412,338	2,590,642
Krung Thai Bank Public Company, Ltd.	7,481,331	5,453,606
PTT Public Company Ltd.	222,492	2,467,208
Total Thailand		10,511,456
Total Common Stocks (Cost $185,998,284)		206,565,869

RIGHTS (Less than 0.1% of portfolio)
SPAIN
Banco Popular Espanol SA (a)	536,307	7,451
Total Rights (Cost $8,163)		7,451

INTERNATIONAL VALUE FUND
September 30, 2014
(Unaudited)

MONEY MARKET ACCOUNT (3.2% of portfolio)	Shares	Value
State Street Institutional Liquid Reserves Fund (Premier Class), 0.09% (b)	6,854,896	$ 6,854,896
Total Money Market Account (Cost $6,854,896)		6,854,896

TOTAL INVESTMENTS IN SECURITIES (Cost $192,861,343) - 100%		$ 213,428,216

(a) Non-income producing.
(b) 7-day yield at September 30, 2014.

SA - Sociedad Anónima or Société Anonyme
ADR - American Depositary Receipt
plc - Public Limited Company
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap

At September 30, 2014, the cost of investment securities for tax purposes was $193,484,547.  Net unrealized appreciation of investment securities was $19,943,669 consisting of unrealized gains of $32,639,129 and unrealized losses of $12,695,460.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$200,674,468	$-	$200,674,468
American Depositary Receipts	$5,891,401	$-	$-	$5,891,401
Rights	$7,451	$-	$-	$7,451
Cash Equivalents	$6,854,896	$-	$-	$6,854,896
	$12,753,748	$200,674,468	$-	$213,428,216

There were no transfers between levels during the period ended September 30, 2014.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (99.7% of net assets)
Aerospace & Defense - 2.6%
The Boeing Co.	211,712	$ 26,967,874
General Dynamics Corp.	100,332	12,751,194
Honeywell International, Inc.	247,205	23,019,729
L-3 Communications Holdings, Inc.	27,230	3,238,192
Lockheed Martin Corp.	85,236	15,579,436
Northrop Grumman Corp.	65,689	8,655,183
Precision Castparts Corp.	45,325	10,736,586
Raytheon Co.	98,158	9,974,816
Rockwell Collins, Inc.	42,656	3,348,496
Textron, Inc.	88,176	3,173,454
United Technologies Corp.	268,783	28,383,485
Total Aerospace & Defense		145,828,445

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	46,487	3,083,018
Expeditors International of Washington, Inc.	61,633	2,501,067
FedEx Corp.	83,855	13,538,390
United Parcel Service, Inc., Class B	222,208	21,840,824
Total Air Freight & Logistics		40,963,299

Airlines – 0.3%
Delta Air Lines, Inc.	266,309	9,627,070
Southwest Airlines Co.	216,437	7,309,078
Total Airlines		16,936,148

Auto Components – 0.4%
BorgWarner, Inc.	72,194	3,798,126
Delphi Automotive PLC	94,682	5,807,794
The Goodyear Tire & Rubber Co.	87,156	1,968,418
Johnson Controls, Inc.	210,432	9,259,008
Total Auto Components		20,833,346

Automobiles – 0.6%
Ford Motor Co.	1,225,228	18,121,122
General Motors Co.	425,874	13,602,416
Harley-Davidson, Inc.	68,697	3,998,165
Total Automobiles		35,721,703

Banks – 6.0%
Bank of America Corp.	3,322,148	56,642,624
BB&T Corp.	227,368	8,460,363
Citigroup, Inc.	957,759	49,631,071
Comerica, Inc.	57,122	2,848,103
Fifth Third Bancorp	263,535	5,275,971
Huntington Bancshares, Inc.	258,085	2,511,167
JPMorgan Chase & Co.	1,188,216	71,578,132
KeyCorp	276,986	3,692,223
M&T Bank Corp.	41,703	5,141,563
The PNC Financial Services Group, Inc. (a)	170,769	14,614,411
Regions Financial Corp.	435,581	4,373,233
SunTrust Banks, Inc.	167,724	6,378,544
US Bancorp	569,240	23,811,309
Wells Fargo & Co.	1,500,740	77,843,384
Zions Bancorporation	64,119	1,863,298
Total Banks		334,665,396

Beverages – 2.2%
Brown-Forman Corp., Class B	49,908	4,502,700
The Coca-Cola Co.	1,247,035	53,198,513
Coca-Cola Enterprises, Inc.	71,359	3,165,485
Constellation Brands, Inc., Class A (b)	52,934	4,613,727
Dr Pepper Snapple Group, Inc.	61,640	3,964,068
Molson Coors Brewing Co., Class B	50,310	3,745,076
Monster Beverage Corp. (b)	45,438	4,165,302
PepsiCo, Inc.	476,005	44,311,306
Total Beverages		121,666,177

Biotechnology – 2.9%
Alexion Pharmaceuticals, Inc. (b)	62,525	10,367,895
Amgen, Inc.	239,979	33,707,450
Biogen Idec, Inc. (b)	74,600	24,678,426
Celgene Corp. (b)	252,570	23,938,585
Gilead Sciences, Inc. (b)	477,548	50,834,985
Regeneron Pharmaceuticals, Inc. (b)	23,307	8,402,640
Vertex Pharmaceuticals, Inc. (b)	75,230	8,449,081
Total Biotechnology		160,379,062

Building Products – 0.1%
Allegion PLC	30,387	1,447,637
Masco Corp.	112,581	2,692,937
Total Building Products		4,140,574

Capital Markets – 2.3%
Affiliated Managers Group, Inc. (b)	17,559	3,518,121
Ameriprise Financial, Inc.	59,138	7,296,446
The Bank of New York Mellon Corp.	357,477	13,845,084
BlackRock, Inc. (a)	39,853	13,084,537
The Charles Schwab Corp.	362,327	10,648,791
E*Trade Financial Corp. (b)	91,087	2,057,655
Franklin Resources, Inc.	124,444	6,795,887
The Goldman Sachs Group, Inc.	129,440	23,761,301
Invesco Ltd.	136,632	5,394,231
Legg Mason, Inc.	32,194	1,647,045
Morgan Stanley	483,835	16,726,176
Northern Trust Corp.	69,956	4,759,107
State Street Corp.	133,791	9,848,356
T. Rowe Price Group, Inc.	83,123	6,516,843
Total Capital Markets		125,899,580

Chemicals – 2.6%
Air Products & Chemicals, Inc.	60,564	7,884,221
Airgas, Inc.	21,207	2,346,555
CF Industries Holdings, Inc.	15,691	4,381,241
The Dow Chemical Co.	354,588	18,594,595
E.I. du Pont de Nemours & Co.	289,130	20,747,969
Eastman Chemical Co.	47,110	3,810,728
Ecolab, Inc.	85,189	9,782,253

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
FMC Corp.	42,048	$ 2,404,725
International Flavors & Fragrances, Inc.	25,669	2,461,144
LyondellBasell Industries NV, Class A	134,351	14,598,580
Monsanto Co.	165,739	18,647,295
The Mosaic Co.	100,600	4,467,646
PPG Industries, Inc.	43,543	8,566,650
Praxair, Inc.	92,255	11,900,895
The Sherwin-Williams Co.	26,258	5,750,239
Sigma-Aldrich Corp.	37,555	5,107,855
Total Chemicals		141,452,591

Commercial Services & Supplies – 0.5%
The ADT Corp. (c)	55,053	1,952,179
Cintas Corp.	30,520	2,154,407
Iron Mountain, Inc.	54,344	1,774,332
Pitney Bowes, Inc.	64,033	1,600,185
Republic Services, Inc.	79,778	3,112,938
Stericycle, Inc. (b)	26,773	3,120,661
Tyco International Ltd.	140,106	6,244,524
Waste Management, Inc.	137,063	6,514,604
Total Commercial Services & Supplies		26,473,830

Communications Equipment – 1.7%
Cisco Systems, Inc.	1,610,873	40,545,674
F5 Networks, Inc. (b)	23,403	2,778,872
Harris Corp.	33,096	2,197,574
Juniper Networks, Inc.	126,850	2,809,728
Motorola Solutions, Inc.	69,742	4,413,274
QUALCOMM, Inc.	529,468	39,588,322
Total Communications Equipment		92,333,444

Construction & Engineering – 0.1%
Fluor Corp.	49,758	3,323,337
Jacobs Engineering Group, Inc. (b)	42,067	2,053,711
Quanta Services, Inc. (b)	68,484	2,485,284
Total Construction & Engineering		7,862,332

Construction Materials – 0.1%
Martin Marietta Materials, Inc.	19,463	2,509,559
Vulcan Materials Co.	41,302	2,487,620
Total Construction Materials		4,997,179

Consumer Finance – 0.9%
American Express Co.	284,331	24,890,336
Capital One Financial Corp.	177,324	14,473,185
Discover Financial Services	145,917	9,395,595
Navient Corp.	132,497	2,346,522
Total Consumer Finance		51,105,638

Containers & Packaging – 0.2%
Avery Dennison Corp.	29,607	1,321,952
Ball Corp.	43,732	2,766,924
Bemis Co., Inc.	31,549	1,199,493
MeadWestvaco Corp.	53,271	2,180,915
Owens-Illinois, Inc. (b)	52,120	1,357,726
Sealed Air Corp.	67,027	2,337,902
Total Containers & Packaging		11,164,912

Distributors – 0.1%
Genuine Parts Co.	48,361	4,241,743
Total Distributors		4,241,743

Diversified Consumer Services – 0.1%
H&R Block, Inc.	86,956	2,696,506
Total Diversified Consumer Services		2,696,506

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc., Class B (b)	575,920	$ 79,557,589
CME Group, Inc.	99,804	7,979,829
IntercontinentalExchange Group, Inc.	35,837	6,990,007
Leucadia National Corp.	100,085	2,386,026
McGraw-Hill Financial, Inc.	85,578	7,227,062
Moody's Corp.	58,712	5,548,284
The NASDAQ OMX Group, Inc.	37,408	1,586,847
Total Diversified Financial Services		111,275,644

Diversified Telecommunication Services – 2.4%
AT&T, Inc.	1,638,295	57,733,516
CenturyLink, Inc.	180,116	7,364,943
Frontier Communications Corp.	316,458	2,060,142
Verizon Communications, Inc.	1,309,547	65,464,255
Windstream Holdings, Inc. (c)	190,284	2,051,261
Total Diversified Telecommunication Services		134,674,117

Electric Utilities – 1.7%
American Electric Power Co., Inc.	154,407	8,061,590
Duke Energy Corp.	223,480	16,709,600
Edison International	102,886	5,753,385
Entergy Corp.	56,776	4,390,488
Exelon Corp.	271,479	9,254,719
FirstEnergy Corp.	132,888	4,461,050
NextEra Energy, Inc.	137,867	12,942,954
Northeast Utilities	99,782	4,420,343
Pepco Holdings, Inc.	79,261	2,121,024
Pinnacle West Capital Corp.	34,844	1,903,876
PPL Corp.	209,935	6,894,265
The Southern Co.	282,998	12,352,863
Xcel Energy, Inc.	159,706	4,855,062
Total Electric Utilities		94,121,219

Electrical Equipment – 0.6%
AMETEK, Inc.	77,678	3,900,212
Eaton Corp. PLC	150,339	9,526,982
Emerson Electric Co.	220,475	13,797,326
Rockwell Automation, Inc.	43,554	4,785,714
Total Electrical Equipment		32,010,234

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	49,536	4,946,665
Corning, Inc.	407,839	7,887,606
FLIR Systems, Inc.	44,714	1,401,337
Jabil Circuit, Inc.	63,208	1,274,906
TE Connectivity Ltd.	129,318	7,149,992
Total Electronic Equipment, Instruments & Components		22,660,506

Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	137,432	8,941,326
Cameron International Corp. (b)	64,096	4,254,692
Diamond Offshore Drilling, Inc. (c)	21,226	727,415
Ensco PLC, Class A	73,800	3,048,678
FMC Technologies, Inc. (b)	74,199	4,029,748
Halliburton Co.	268,715	17,334,805
Helmerich & Payne, Inc.	34,246	3,351,656
Nabors Industries Ltd.	91,486	2,082,221
National Oilwell Varco, Inc.	135,937	10,344,806
Noble Corp. PLC	80,277	1,783,755
Schlumberger Ltd.	409,554	41,647,546
Transocean Ltd.	107,738	3,444,384
Total Energy Equipment & Services		100,991,032

Food & Staples Retailing – 2.2%
Costco Wholesale Corp.	138,494	17,356,068
CVS Caremark Corp.	365,860	29,118,797
The Kroger Co.	154,451	8,031,452
Safeway, Inc.	72,719	2,494,262
Sysco Corp.	185,410	7,036,309
Wal-Mart Stores, Inc.	498,827	38,145,301
Walgreen Co.	278,038	16,479,312
Whole Foods Market, Inc.	114,117	4,348,999
Total Food & Staples Retailing		123,010,500

Food Products – 1.6%
Archer-Daniels-Midland Co.	203,923	10,420,465
Campbell Soup Co.	56,499	2,414,202
ConAgra Foods, Inc.	133,525	4,411,666
General Mills, Inc.	193,494	9,761,772
The Hershey Co.	47,142	4,498,761
Hormel Foods Corp.	42,532	2,185,720
The J.M. Smucker Co.	32,164	3,183,915
Kellogg Co.	80,801	4,977,342

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Keurig Green Mountain, Inc.	38,482	$ 5,007,663
Kraft Foods Group, Inc.	187,638	10,582,783
McCormick & Co., Inc.	41,007	2,743,368
Mead Johnson Nutrition Co.	63,923	6,150,671
Mondelez International, Inc., Class A	532,582	18,248,922
Tyson Foods, Inc., Class A	92,573	3,644,599
Total Food Products		88,231,849

Gas Utilities – 0.0%
AGL Resources, Inc.	37,844	1,942,911
Total Gas Utilities		1,942,911

Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	475,070	19,758,161
Baxter International, Inc.	171,117	12,281,067
Becton Dickinson & Co.	60,602	6,897,114
Boston Scientific Corp. (b)	418,944	4,947,729
C.R. Bard, Inc.	23,578	3,364,816
CareFusion Corp. (b)	64,084	2,899,801
Covidien PLC	142,733	12,347,832
DENTSPLY International, Inc.	44,794	2,042,606
Edwards Lifesciences Corp. (b)	33,514	3,423,455
Intuitive Surgical, Inc. (b)	11,358	5,245,352
Medtronic, Inc.	309,435	19,169,498
St. Jude Medical, Inc.	89,964	5,409,535
Stryker Corp.	94,503	7,631,117
Varian Medical Systems, Inc. (b)	32,600	2,611,912
Zimmer Holdings, Inc.	53,379	5,367,259
Total Health Care Equipment & Supplies		113,397,254

Health Care Providers & Services – 2.2%
Aetna, Inc.	112,019	9,073,539
AmerisourceBergen Corp.	67,338	5,205,227
Cardinal Health, Inc.	106,350	7,967,742
Cigna Corp.	83,341	7,558,195
DaVita HealthCare Partners, Inc. (b)	54,274	3,969,600
Express Scripts Holding Co. (b)	235,492	16,632,800
Humana, Inc.	48,730	6,349,032
Laboratory Corp. of America Holdings (b)	26,817	2,728,630
McKesson Corp.	73,173	14,244,588
Patterson Cos., Inc.	27,380	1,134,353
Quest Diagnostics, Inc.	45,622	2,768,343
Tenet Healthcare Corp. (b)	30,992	1,840,615
UnitedHealth Group, Inc.	306,943	26,473,834
Universal Health Services, Inc., Class B	28,835	3,013,258
WellPoint, Inc.	86,636	10,363,398
Total Health Care Providers & Services		119,323,154

Health Care Technology – 0.1%
Cerner Corp. (b)	95,920	5,713,954
Total Health Care Technology		5,713,954

Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	142,327	5,717,276
Chipotle Mexican Grill, Inc. (b)	9,799	6,531,915
Darden Restaurants, Inc.	41,867	2,154,476
Marriott International, Inc., Class A	68,843	4,812,126
McDonald's Corp.	310,198	29,409,872
Starbucks Corp.	237,308	17,907,262
Starwood Hotels & Resorts Worldwide, Inc. (b)	60,186	5,008,077
Wyndham Worldwide Corp.	39,538	3,212,858
Wynn Resorts Ltd.	25,636	4,795,983
Yum! Brands, Inc.	138,887	9,997,086
Total Hotels, Restaurants & Leisure		89,546,931

Household Durables – 0.4%
D.R. Horton, Inc.	104,856	2,151,645
Garmin Ltd.	38,332	1,992,881
Harman International Industries, Inc.	21,503	2,108,154
Leggett & Platt, Inc.	43,358	1,514,061
Lennar Corp., Class A	56,229	2,183,372
Mohawk Industries, Inc. (b)	19,571	2,638,562
Newell Rubbermaid, Inc.	86,492	2,976,190
PulteGroup, Inc.	106,881	1,887,518
Whirlpool Corp.	24,650	3,590,273
Total Household Durables		21,042,656

Household Products – 1.9%
The Clorox Co.	40,730	3,911,709
Colgate-Palmolive Co.	271,209	17,688,251
Kimberly-Clark Corp.	118,124	12,706,599
The Procter & Gamble Co.	855,389	71,630,275
Total Household Products		105,936,834

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	210,328	2,982,451
NRG Energy, Inc.	106,820	3,255,874
Total Independent Power Producers & Energy Traders		6,238,325

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates – 2.3%
3M Co.	204,711	$ 29,003,455
Danaher Corp.	192,598	14,633,596
General Electric Co.	3,169,855	81,211,685
Roper Industries, Inc.	31,614	4,624,812
Total Industrial Conglomerates		129,473,548

Insurance – 2.8%
ACE Ltd.	106,049	11,121,359
Aflac, Inc.	143,119	8,336,682
The Allstate Corp.	136,910	8,402,167
American International Group, Inc.	450,762	24,350,163
Aon PLC	91,755	8,044,161
Assurant, Inc.	22,518	1,447,907
The Chubb Corp.	75,969	6,919,257
Cincinnati Financial Corp.	46,470	2,186,413
Genworth Financial, Inc., Class A (b)	156,706	2,052,849
Hartford Financial Services Group, Inc.	141,458	5,269,310
Lincoln National Corp.	82,473	4,418,903
Loews Corp.	96,212	4,008,192
Marsh & McLennan Cos., Inc.	171,952	8,999,968
MetLife, Inc.	355,277	19,085,480
Principal Financial Group, Inc.	86,405	4,533,670
The Progressive Corp.	170,029	4,298,333
Prudential Financial, Inc.	145,316	12,779,089
Torchmark Corp.	41,252	2,160,367
The Travelers Cos., Inc.	107,105	10,061,444
Unum Group	80,490	2,767,246
XL Group PLC	83,869	2,781,935
Total Insurance		154,024,895

Internet & Catalog Retail – 1.3%
Amazon.com, Inc. (b)	119,694	38,594,133
Expedia, Inc.	31,339	2,745,923
Netflix, Inc. (b)	18,988	8,567,006
priceline.com, Inc. (b)	16,568	19,195,354
TripAdvisor, Inc. (b)	35,241	3,221,732
Total Internet & Catalog Retail		72,324,148

Internet Software & Services – 3.4%
Akamai Technologies, Inc. (b)	56,311	3,367,398
eBay, Inc. (b)	356,817	20,206,547
Facebook, Inc., Class A (b)	616,055	48,692,987
Google, Inc., Class A (b)	89,752	52,810,974
Google, Inc., Class C (b)	89,744	51,814,596
VeriSign, Inc. (b)	35,543	1,959,130
Yahoo!, Inc. (b)	292,206	11,907,395
Total Internet Software & Services		190,759,027

IT Services – 3.3%
Accenture PLC, Class A	199,413	16,216,265
Alliance Data Systems Corp. (b)	17,549	4,356,890
Automatic Data Processing, Inc.	151,922	12,621,680
Cognizant Technology Solutions Corp., Class A (b)	192,146	8,602,376
Computer Sciences Corp.	45,804	2,800,915
Fidelity National Information Services, Inc.	90,164	5,076,233
Fiserv, Inc. (b)	78,722	5,088,196
International Business Machines Corp.	293,087	55,636,705
Mastercard, Inc., Class A	310,939	22,984,611
Paychex, Inc.	103,276	4,564,799
Teradata Corp. (b)	48,963	2,052,529
Total System Services, Inc.	52,122	1,613,697
Visa, Inc., Class A	155,515	33,182,236
The Western Union Co. (c)	167,351	2,684,310
Xerox Corp.	342,424	4,530,270
Total IT Services		182,011,712

Leisure Products – 0.1%
Hasbro, Inc.	36,243	1,993,184
Mattel, Inc.	106,712	3,270,723
Total Leisure Products		5,263,907

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	105,409	6,006,205
PerkinElmer, Inc.	35,747	1,558,569
Thermo Fisher Scientific, Inc.	126,065	15,342,110
Waters Corp. (b)	26,524	2,629,059
Total Life Sciences Tools & Services		25,535,943

Machinery – 1.6%
Caterpillar, Inc.	198,359	19,643,492
Cummins, Inc.	54,014	7,128,768
Deere & Co.	113,226	9,283,400
Dover Corp.	52,588	4,224,394
Flowserve Corp.	43,216	3,047,592
Illinois Tool Works, Inc.	115,239	9,728,476
Ingersoll-Rand PLC	84,537	4,764,505
Joy Global, Inc.	31,012	1,691,395
PACCAR, Inc.	112,177	6,380,067
Pall Corp.	33,739	2,823,954

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Parker Hannifin Corp.	47,032	$ 5,368,703
Pentair PLC	60,830	3,983,757
Snap-on, Inc.	18,389	2,226,540
Stanley Black & Decker, Inc.	49,390	4,385,338
Xylem, Inc.	57,707	2,048,021
Total Machinery		86,728,402

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A (c)	68,862	1,205,774
CBS Corp., Class B	153,110	8,191,385
Comcast Corp., Class A	817,600	43,970,528
DIRECTV (b)	158,676	13,728,647
Discovery Communications, Inc., Class A (b)	46,738	1,766,696
Discovery Communications, Inc., Class C (b)	86,370	3,219,874
Gannett Co., Inc.	71,171	2,111,643
The Interpublic Group of Cos., Inc.	133,116	2,438,685
News Corp., Class A (b)	157,236	2,570,809
Omnicom Group, Inc.	79,341	5,463,421
Scripps Networks Interactive, Inc., Class A	32,755	2,557,838
Time Warner Cable, Inc.	88,050	12,634,294
Time Warner, Inc.	270,048	20,310,310
Twenty-First Century Fox, Inc., Class A	594,992	20,402,276
Viacom, Inc., Class B	120,273	9,253,805
The Walt Disney Co.	498,887	44,415,910
Total Media		194,241,895

Metals & Mining – 0.5%
Alcoa, Inc.	371,716	5,980,911
Allegheny Technologies, Inc.	34,279	1,271,751
Freeport-McMoRan Copper & Gold, Inc.	328,311	10,719,354
Newmont Mining Corp.	157,828	3,637,935
Nucor Corp.	100,755	5,468,981
Total Metals & Mining		27,078,932

Multi-Utilities – 1.1%
Ameren Corp.	76,616	2,936,691
CenterPoint Energy, Inc.	135,701	3,320,603
CMS Energy Corp.	86,924	2,578,166
Consolidated Edison, Inc.	92,491	5,240,540
Dominion Resources, Inc.	184,095	12,719,124
DTE Energy Co.	55,898	4,252,720
Integrys Energy Group, Inc.	25,306	1,640,335
NiSource, Inc.	99,685	4,085,091
PG&E Corp.	148,960	6,709,158
Public Service Enterprise Group, Inc.	159,765	5,949,649
SCANA Corp.	44,910	2,227,985
Sempra Energy	73,036	7,696,534
TECO Energy, Inc.	73,798	1,282,609
Wisconsin Energy Corp. (c)	71,250	3,063,750
Total Multi-Utilities		63,702,955

Multiline Retail – 0.7%
Dollar General Corp. (b)	95,937	5,862,710
Dollar Tree, Inc. (b)	64,957	3,642,139
Family Dollar Stores, Inc.	30,317	2,341,685
Kohl's Corp.	64,684	3,947,665
Macy's, Inc.	111,554	6,490,212
Nordstrom, Inc.	45,052	3,080,205
Target Corp.	200,224	12,550,040
Total Multiline Retail		37,914,656

Oil, Gas & Consumable Fuels – 7.9%
Anadarko Petroleum Corp.	159,854	16,215,590
Apache Corp.	120,825	11,341,843
Cabot Oil & Gas Corp.	131,808	4,308,804
Chesapeake Energy Corp.	164,121	3,773,142
Chevron Corp.	599,887	71,578,517
Cimarex Energy Co.	27,483	3,477,424
ConocoPhillips	388,452	29,724,347
CONSOL Energy, Inc.	72,856	2,758,328
Denbury Resources, Inc.	111,113	1,670,028
Devon Energy Corp.	121,508	8,284,415
EOG Resources, Inc.	172,963	17,126,796
EQT Corp.	47,817	4,377,168
Exxon Mobil Corp.	1,347,248	126,708,674
Hess Corp.	82,630	7,793,662
Kinder Morgan, Inc.	207,820	7,967,819
Marathon Oil Corp.	213,072	8,009,377
Marathon Petroleum Corp.	89,503	7,578,219
Murphy Oil Corp.	52,728	3,000,751
Newfield Exploration Co. (b)	43,090	1,597,346
Noble Energy, Inc.	113,828	7,781,282
Occidental Petroleum Corp.	246,290	23,680,784
ONEOK, Inc.	65,788	4,312,403
Phillips 66	176,556	14,355,768
Pioneer Natural Resources Co.	45,223	8,907,574
QEP Resources, Inc.	52,337	1,610,933
Range Resources Corp.	53,258	3,611,425

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)
	Shares	Value
COMMON STOCKS - continued
Southwestern Energy Co. (b)	111,494	3,896,715
Spectra Energy Corp.	212,044	8,324,847
Tesoro Corp.	40,510	2,470,300
Valero Energy Corp.	166,785	7,717,142
The Williams Cos., Inc.	212,471	11,760,270
Total Oil, Gas & Consumable Fuels		435,721,693

Paper & Forest Products – 0.1%
International Paper Co.	134,897	6,439,983
Total Paper & Forest Products		6,439,983

Personal Products – 0.1%
Avon Products, Inc.	137,175	1,728,405
The Estee Lauder Cos., Inc., Class A	71,069	5,310,276
Total Personal Products		7,038,681

Pharmaceuticals – 6.2%
AbbVie, Inc.	502,859	29,045,136
Actavis PLC (b)	83,474	20,140,607
Allergan, Inc.	93,883	16,729,012
Bristol-Myers Squibb Co.	523,779	26,807,009
Eli Lilly & Co.	310,609	20,142,994
Hospira, Inc. (b)	53,336	2,775,072
Johnson & Johnson	890,950	94,966,360
Mallinckrodt PLC (b)	35,843	3,231,246
Merck & Co., Inc.	911,276	54,020,441
Mylan, Inc. (b)	118,228	5,378,192
Perrigo Co. PLC	42,253	6,345,978
Pfizer, Inc.	2,003,124	59,232,377
Zoetis, Inc.	158,486	5,856,058
Total Pharmaceuticals		344,670,482

Professional Services – 0.2%
The Dun & Bradstreet Corp.	11,489	1,349,613
Equifax, Inc.	38,532	2,879,882
Nielsen Holdings NV	96,150	4,262,329
Robert Half International, Inc.	43,428	2,127,972
Total Professional Services		10,619,796

Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp.	125,163	11,719,012
Apartment Investment & Management Co., Class A	46,247	1,471,580
AvalonBay Communities, Inc.	41,455	5,843,911
Boston Properties, Inc.	48,413	5,604,289
Crown Castle International Corp.	105,535	8,498,734
Equity Residential	114,277	7,037,178
Essex Property Trust, Inc.	20,065	3,586,619
General Growth Properties, Inc.	198,309	4,670,177
HCP, Inc.	144,988	5,757,473
Health Care REIT, Inc. (c)	102,396	6,386,439
Host Hotels & Resorts, Inc.	239,028	5,098,467
Kimco Realty Corp.	129,651	2,840,653
The Macerich Co.	44,426	2,835,712
Plum Creek Timber Co., Inc. (c)	55,919	2,181,400
Prologis, Inc.	158,053	5,958,598
Public Storage	45,830	7,600,447
Simon Property Group, Inc.	98,184	16,143,413
Ventas, Inc.	92,518	5,731,490
Vornado Realty Trust	55,152	5,512,994
Weyerhaeuser Co.	166,949	5,318,995
Total Real Estate Investment Trusts (REITs)		119,797,581

Real Estate Management & Development – 0.0%
CBRE Group, Inc., Class A (b)	88,067	2,619,113
Total Real Estate Management & Development		2,619,113

Road & Rail – 1.0%
CSX Corp.	315,769	10,123,554
Kansas City Southern	34,838	4,222,366
Norfolk Southern Corp.	97,785	10,912,806
Ryder System, Inc.	16,788	1,510,416
Union Pacific Corp.	283,504	30,737,504
Total Road & Rail		57,506,646

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp.	97,605	$ 3,492,307
Analog Devices, Inc.	99,202	4,909,507
Applied Materials, Inc.	384,978	8,319,375
Avago Technologies Ltd.	79,488	6,915,456
Broadcom Corp., Class A	169,895	6,867,156
First Solar, Inc. (b)	23,763	1,563,843
Intel Corp.	1,564,056	54,460,430
KLA-Tencor Corp.	52,239	4,115,388
Lam Research Corp.	51,196	3,824,341
Linear Technology Corp.	75,386	3,346,385
Microchip Technology, Inc.	63,245	2,987,061
Micron Technology, Inc. (b)	338,336	11,591,391
NVIDIA Corp.	162,629	3,000,505
Texas Instruments, Inc.	337,247	16,083,309
Xilinx, Inc.	84,879	3,594,626
Total Semiconductors & Semiconductor Equipment		135,071,080

Software – 3.8%
Adobe Systems, Inc. (b)	149,294	10,329,652
Autodesk, Inc. (b)	71,772	3,954,637
CA, Inc.	101,292	2,830,099
Citrix Systems, Inc. (b)	51,982	3,708,396
Electronic Arts, Inc. (b)	98,753	3,516,594
Intuit, Inc.	89,648	7,857,647
Microsoft Corp.	2,603,071	120,678,372
Oracle Corp.	1,027,351	39,326,996
Red Hat, Inc. (b)	59,789	3,357,152
Salesforce.com, Inc. (b)	181,889	10,464,074
Symantec Corp.	218,014	5,125,509
Total Software		211,149,128

Specialty Retail – 2.1%
AutoNation, Inc. (b)	24,749	1,245,122
AutoZone, Inc. (b)	10,299	5,248,988
Bed Bath & Beyond, Inc. (b)	63,797	4,199,757
Best Buy Co., Inc.	91,721	3,080,908
CarMax, Inc. (b)	69,255	3,216,895
GameStop Corp., Class A	35,590	1,466,308
The Gap, Inc.	86,588	3,609,854
The Home Depot, Inc.	425,186	39,006,564
L Brands, Inc.	77,605	5,197,983
Lowe's Cos., Inc.	311,833	16,502,202
O'Reilly Automotive, Inc. (b)	32,780	4,928,801
PetSmart, Inc.	31,346	2,197,041
Ross Stores, Inc.	66,286	5,009,896
Staples, Inc.	203,498	2,462,326
Tiffany & Co.	35,553	3,424,109
TJX Cos., Inc.	218,904	12,952,550
Tractor Supply Co.	43,491	2,675,131
Urban Outfitters, Inc. (b)	32,218	1,182,401
Total Specialty Retail		117,606,836

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	1,891,614	190,580,110
EMC Corp.	640,865	18,751,710
Hewlett-Packard Co.	589,568	20,911,977
NetApp, Inc.	100,853	4,332,645
SanDisk Corp.	70,835	6,938,288
Seagate Technology PLC	103,315	5,916,850
Western Digital Corp.	69,509	6,764,616
Total Technology Hardware, Storage & Peripherals		254,196,196

Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.	86,879	3,093,761
Fossil Group, Inc. (b)	14,708	1,381,081
Michael Kors Holdings Ltd. (b)	64,864	4,630,641
NIKE, Inc., Class B	222,183	19,818,724
PVH Corp.	26,059	3,157,048
Ralph Lauren Corp.	19,181	3,159,686
Under Armour, Inc., Class A (b)	52,579	3,633,209
VF Corp.	108,977	7,195,751
Total Textiles, Apparel & Luxury Goods		46,069,901

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	152,179	1,479,180
People's United Financial, Inc.	98,207	1,421,055
Total Thrifts & Mortgage Finance		2,900,235

Tobacco – 1.5%
Altria Group, Inc.	626,584	28,785,269
Lorillard, Inc.	113,730	6,813,564
Philip Morris International, Inc.	493,488	41,156,899
Reynolds American, Inc.	97,343	5,743,237
Total Tobacco		82,498,969

Trading Companies & Distributors – 0.2%
Fastenal Co.	86,217	3,871,143
United Rentals, Inc. (b)	30,314	3,367,885
W.W. Grainger, Inc.	19,210	4,834,197
Total Trading Companies & Distributors		12,073,225
Total Long-Term Investments (Cost - $3,060,312,291)		5,534,518,590

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014
(Unaudited)

		Shares	Value
SHORT-TERM SECURITIES (0.5% of net assets)
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.13% (a)(d)		25,771,297	$ 25,771,297
Prime, SL Agency Shares, 0.12% (a)(d)(e)		3,336,807	3,336,807
Total Short-Term Securities (Cost $29,108,104)			29,108,104
TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (Cost $3,089,420,395*)			5,563,626,694

INVESTMENTS SOLD SHORT - 0.0%
Software
CDK Global, Inc. (b)(f)		(50,640)	(1,549,078)
Total Investments Sold Short (Proceeds $1,548,993)			(1,549,078)
TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT (COST $3,087,871,402) - 100.2%			5,562,077,616
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)			(10,931,567)
NET ASSETS - 100%			$ 5,551,146,049

*As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$ 2,735,305,619
Gross unrealized appreciation	2,917,520,366
Gross unrealized depreciation	(89,199,291)
Net unrealized appreciation	$ 2,828,321,075

(a) Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:
Affiliate	Shares Held at December 31, 2013	Shares Purchased	Shares Sold		Shares Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain
BlackRock Inc.	40,465	356	(968)		39,853	$13,084,537	$230,556	$80,596
BlackRock Cash Funds: Institutional, SL Agency Shares	92,138,359	-	(66,367,062)	1	25,771,297	$25,771,297	$58,917	$-
BlackRock Cash Funds: Prime, SL Agency Shares	11,657,294	-	(8,320,487)	1	3,336,807	$3,336,807	$90,908	$-
The PNC Financial Services Group, Inc.	169,461	4,152	(2,844)		170,769	$14,614,411	$236,121	$46,015
1 Represents net shares sold.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Represents the current yield as of report date.
(e) All or a portion of security was purchased with the cash collateral from loaned securities.
(f) In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

• Financial futures contracts outstanding as of September 30, 2014 were as follows:
Contracts				Notional	Unrealized
Purchased	Issue	Exchange	Expiration	Value	Depreciation
343	S&P 500 E-Mini Index	Chicago Mercantile	December 2014	$ 33,708,325	$ (284,257)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

● Level 1 — unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
● Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
● Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio's policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio's most recent financial statements as contained in semi-annual report.

The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks1	$5,534,518,590	-	-	$5,534,518,590
Short-Term Securities:
Money Market Funds	29,108,104	-	-	29,108,104
Liabilities:
Investments:
Investments Sold Short	(1,549,078)	-	-	(1,549,078)
Total	$5,562,077,616	$-	$-	$5,562,077,616

1 See above Schedule of Investments for values in each industry.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2014

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2
Liabilities:
Equity contracts	$(284,257)	$-	$-	$(284,257)
Total	$(284,257)	$-	$-	$(284,257)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,009,000	-	-	$2,009,000
Liabilities:
Bank overdraft	-	$(103,616)	-	(103,616.00)
Collateral on securities loaned at value	-	(3,336,807)	-	(3,336,807.00)
Total	$2,009,000	$(3,440,423)	$-	$(1,431,423)

There were no transfers between levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	November 21, 2014

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 24, 2014